UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-02258

Investment Company Act File Number

Eaton Vance Series Trust II

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

June 30

Date of Fiscal Year End

March 31, 2016

Date of Reporting Period

Item 1. Schedule of Investments

Parametric Tax-Managed Emerging Markets Fund

Parametric Tax-Managed Emerging Markets Fund

March 31, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.7%

Security	Shares	Value
Argentina — 0.6%
Adecoagro SA(1)	128,000	$1,478,400
Arcos Dorados Holdings, Inc., Class A(1)	500,800	1,878,000
Banco Macro SA, Class B	130,676	840,856
Banco Macro SA, Class B ADR	300	19,341
Cresud SA ADR(1)	18,460	214,874
Grupo Financiero Galicia SA, Class B ADR	44,000	1,245,200
IRSA Inversiones y Representaciones SA(1)	119,544	177,012
Ledesma SAAI	259,501	208,947
MercadoLibre, Inc.	25,900	3,052,315
Molinos Rio de la Plata SA, Class B	93,310	585,774
Pampa Energia SA ADR(1)	120,400	2,581,376
Petrobras Argentina SA ADR	86,719	568,009
Siderar SAIC	2,005,200	1,004,310
Telecom Argentina SA ADR	96,500	1,726,385
Telecom Argentina SA, Class B	229,824	831,162
Transportadora de Gas del Sur SA	252,923	298,572
YPF SA ADR	101,600	1,816,608

		$18,527,141

Bahrain — 0.7%
Ahli United Bank BSC	16,821,512	$10,145,626
Al Salam Bank-Bahrain BSC	21,545,754	5,337,328
GFH Financial Group BSC(1)	10,441,939	2,319,091
Ithmaar Bank BSC(1)	16,428,969	2,012,515

		$19,814,560

Bangladesh — 0.6%
Aftab Automobiles, Ltd.	378,354	$253,074
Al-Arafah Islami Bank, Ltd.	655,708	118,027
Bangladesh Export Import Co., Ltd.(1)	4,004,460	1,456,782
BBVA Banco Frances SA	76,594	517,421
Beximco Pharmaceuticals, Ltd.	497,778	533,583
British American Tobacco Bangladesh Co., Ltd.	27,950	925,236
BSRM Steels, Ltd.	1,250,000	1,395,003
City Bank, Ltd. (The)	889,331	240,776
Grameenphone, Ltd.	656,933	1,891,231
Heidelberger Cement Bangladesh, Ltd.	103,700	659,756
Islami Bank Bangladesh, Ltd.	1,587,087	466,088
Jamuna Oil Co., Ltd.	212,850	416,693
Khulna Power Co., Ltd.	614,695	559,896
Lankabangla Finance, Ltd.	594,464	262,478
Malek Spinning Mills, Ltd.	1,020,000	218,764
Meghna Petroleum, Ltd.	210,100	374,010
National Bank, Ltd.(1)	3,812,704	438,129
Olympic Industries, Ltd.	334,530	1,243,159
Padma Oil Co., Ltd.	175,100	384,140
People’s Leasing and Financial Services, Ltd.(1)	665,379	97,596
Pubali Bank, Ltd.	1,779,933	416,020
Social Islami Bank, Ltd.	2,453,500	426,093
Southeast Bank, Ltd.	1,909,500	363,279
Square Pharmaceuticals, Ltd.	515,155	1,653,608
Summit Power, Ltd.	1,381,500	629,239

Security	Shares	Value
Titas Gas Transmission & Distribution Co., Ltd.	1,570,295	$875,959
United Airways Bangladesh, Ltd.(1)	7,278,815	529,965
United Commercial Bank, Ltd.	1,270,726	280,809

		$17,626,814

Botswana — 0.4%
Barclays Bank of Botswana, Ltd.	1,308,506	$549,636
Botswana Insurance Holdings, Ltd.	801,726	1,189,544
First National Bank of Botswana, Ltd.	7,511,600	2,481,044
Letshego Holdings, Ltd.	16,310,999	3,761,363
Sechaba Breweries, Ltd.	1,086,400	2,844,294
Sefalana Holding Co.	991,000	1,208,705
Standard Chartered Bank Botswana, Ltd.	850,790	767,412

		$12,801,998

Brazil — 5.6%
AMBEV SA	1,736,625	$9,089,673
B2W Cia Digital(1)	263,000	1,045,958
Banco Bradesco SA ADR, PFC Shares	178,013	1,326,197
Banco Bradesco SA, PFC Shares	1,004,795	7,564,641
Banco do Brasil SA	312,199	1,716,567
Bombril SA, PFC Shares(1)	39,000	17,354
Braskem SA, PFC Shares	301,200	1,961,006
BRF SA	289,766	4,134,967
BRF SA ADR	25,600	364,032
CCR SA	887,700	3,463,750
Centrais Eletricas Brasileiras SA, PFC Shares	468,682	1,368,643
CETIP SA - Mercados Organizados	155,700	1,738,588
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR, PFC Shares	14,300	198,913
Cia Brasileira de Distribuicao Grupo Pao de Acucar, PFC Shares	43,256	599,700
Cia de Saneamento Basico do Estado de Sao Paulo	125,400	836,314
Cia de Saneamento Basico do Estado de Sao Paulo ADR	127,400	840,840
Cia de Transmissao de Energia Eletrica Paulista, PFC Shares	65,463	880,268
Cia Energetica de Minas Gerais SA, PFC Shares	662,453	1,490,480
Cia Energetica de Sao Paulo, Class B, PFC Shares	91,500	403,596
Cia Hering	155,800	637,386
Cia Paranaense de Energia-Copel, PFC Shares	134,100	1,068,504
Cia Siderurgica Nacional SA	147,100	292,510
Cia Siderurgica Nacional SA ADR	62,200	122,534
Cielo SA	1,520,860	14,791,338
Contax Participacoes SA, PFC Shares	151,000	5,459
Cosan SA Industria e Comercio	137,900	1,203,866
CPFL Energia SA(1)	643,066	3,505,373
Cyrela Brazil Realty SA Empreendimentos e Participacoes	115,024	333,653
Duratex SA	335,583	706,510
EcoRodovias Infraestrutura e Logistica SA	146,900	245,130
EDP-Energias do Brasil SA	418,300	1,465,821
Eletropaulo Metropolitana SA, Class B, PFC Shares(1)	205,868	461,473
Embraer SA	974,432	6,463,422
Embraer SA ADR	26,152	689,367
Equatorial Energia SA	260,300	2,965,219
Estacio Participacoes SA	275,300	904,995
Even Construtora e Incorporadora SA	652,400	754,797
Ez Tec Empreendimentos e Participacoes SA	136,587	613,106
Fibria Celulose SA	24,585	207,448
Fibria Celulose SA ADR	54,900	465,552
Gafisa SA(1)	845,200	632,316
Gerdau SA ADR	170,900	304,202
Gerdau SA, PFC Shares	227,900	413,252
Gol Linhas Aereas Inteligentes SA, PFC Shares(1)	242,400	186,739
Hypermarcas SA(1)	88,100	688,991

Security	Shares	Value
Itau Unibanco Holding SA ADR, PFC Shares	149,976	$1,288,294
Itau Unibanco Holding SA, PFC Shares	963,305	8,361,423
Itausa-Investimentos Itau SA, PFC Shares	2,247,293	5,106,277
JBS SA	444,227	1,352,825
Klabin SA	255,400	1,375,856
Klabin SA, PFC Shares	981,500	840,744
Kroton Educacional SA	1,111,932	3,550,117
Light SA	123,900	341,826
Localiza Rent a Car SA	295,025	2,438,542
Lojas Americanas SA, PFC Shares	965,090	4,460,889
Lojas Renner SA	575,500	3,327,533
Marcopolo SA, PFC Shares	786,900	523,046
MRV Engenharia e Participacoes SA	553,800	1,823,590
Multiplus SA	91,200	830,924
Natura Cosmeticos SA	82,900	611,897
Odontoprev SA	579,500	1,837,303
Oi SA ADR(1)	315,800	102,761
Oi SA, PFC Shares(1)	888,684	284,229
PDG Realty SA Empreendimentos e Participacoes(1)	26,432	33,227
Petroleo Brasileiro SA(1)	275,200	813,588
Petroleo Brasileiro SA ADR(1)	187,400	848,922
Petroleo Brasileiro SA, PFC Shares(1)	2,589,800	6,014,164
Prumo Logistica SA(1)	82,880	122,626
Qualicorp SA	577,500	2,388,282
Randon SA Implementos e Participacoes, PFC Shares	198,512	167,835
Rumo Logistica Operadora Multimodal SA(1)	6,160	5,722
Suzano Papel e Celulose SA, PFC Shares	371,100	1,306,614
Telefonica Brasil SA ADR	298,900	3,733,261
Telefonica Brasil SA, PFC Shares	214,905	2,703,907
Tim Participacoes SA	1,725,444	3,838,959
Totvs SA	238,900	1,807,206
Tractebel Energia SA	222,400	2,268,750
Transmissora Alianca de Energia Electrica SA	166,500	934,454
Ultrapar Participacoes SA	333,048	6,464,317
Usinas Siderurgicas de Minas Gerais SA, Class A, PFC Shares	226,900	114,218
Vale SA ADR, PFC Shares	337,600	1,053,312
Vale SA, PFC Shares	1,863,092	5,896,566
Weg SA	903,920	3,522,011

		$161,666,467

Bulgaria — 0.1%
Albena Invest Holding PLC	19,550	$69,166
Bulgartabak Holding	3,450	76,259
CB First Investment Bank AD(1)	54,000	61,242
Chimimport AD(1)	825,588	555,437
Corporate Commercial Bank AD(1)	19,900	2,373
Industrial Holding Bulgaria PLC(1)	576,865	285,773
Olovno Tzinkov Komplex AD(1)(2)	33,800	0
Petrol AD(1)	76,205	17,680
Sopharma AD(1)	303,500	474,098

		$1,542,028

Chile — 3.0%
AES Gener SA	1,713,702	$869,770
Aguas Andinas SA, Series A	2,872,891	1,638,221
Almendral SA	7,092,000	455,226
Antarchile SA, Series A	114,800	1,161,881
Banco de Chile	33,756,375	3,638,170
Banco de Chile ADR	3,854	248,390
Banco de Credito e Inversiones	59,355	2,398,743
Banco Santander Chile SA ADR	118,249	2,288,118

Security	Shares	Value
Banmedica SA	286,194	$478,485
Besalco SA	823,600	280,312
Cap SA	186,746	547,805
Cencosud SA	2,448,892	6,206,126
Cia Cervecerias Unidas SA ADR	119,300	2,678,285
Cia Sud Americana de Vapores SA(1)	10,829,733	220,669
Colbun SA	5,553,984	1,550,373
Corpbanca SA	145,664,426	1,325,309
E.CL SA	253,400	414,806
Embotelladora Andina SA, Series A ADR	25,100	425,696
Embotelladora Andina SA, Series A, PFC Shares	202,478	574,277
Embotelladora Andina SA, Series B ADR	49,672	947,245
Empresa Nacional de Electricidad SA ADR	67,659	2,815,291
Empresa Nacional de Telecomunicaciones SA	323,187	2,854,698
Empresas CMPC SA	2,309,849	5,406,543
Empresas COPEC SA	1,098,567	10,528,467
Enersis Americas SA	4,683,503	1,297,244
Enersis Americas SA ADR	140,171	1,948,377
Forus SA	64,662	183,397
Inversiones Aguas Metropolitanas SA	613,640	952,750
Latam Airlines Group SA(1)	181,573	1,276,324
Latam Airlines Group SA ADR(1)	300,348	2,102,436
Latam Airlines Group SA BDR(1)	29,520	204,427
Masisa SA	5,792,050	198,861
Parque Arauco SA	818,312	1,502,254
Quinenco SA	490,001	899,615
Ripley Corp. SA	1,626,000	740,305
S.A.C.I. Falabella	1,438,742	10,027,596
Salfacorp SA	1,303,900	875,884
Sigdo Koppers SA	879,641	1,162,087
Sociedad Matriz SAAM SA	6,677,681	495,917
Sociedad Quimica y Minera de Chile SA, Series A	20,950	523,813
Sociedad Quimica y Minera de Chile SA, Series B ADR	196,100	4,029,855
Sonda SA	2,937,360	5,682,228
Vina Concha y Toro SA	146,373	254,334
Vina Concha y Toro SA ADR	26,701	923,855

		$85,234,465

China — 8.2%
Agile Property Holdings, Ltd.	486,000	$270,833
Agricultural Bank of China, Ltd., Class H	1,705,000	613,391
Air China, Ltd., Class H	1,770,000	1,253,833
Aluminum Corp. of China, Ltd., Class H(1)	2,306,000	731,133
Angang Steel Co., Ltd., Class H	1,148,000	532,675
Anhui Conch Cement Co., Ltd., Class H	1,014,000	2,720,930
ANTA Sports Products, Ltd.	887,000	1,961,827
Baidu, Inc. ADR(1)	29,700	5,669,136
Bank of China, Ltd., Class H	5,324,000	2,210,345
Bank of Communications, Ltd., Class H	2,201,300	1,448,388
BBMG Corp., Class H	1,134,500	877,858
Beijing Capital International Airport Co., Ltd., Class H	596,000	639,608
Beijing Enterprises Holdings, Ltd.	223,500	1,223,934
Beijing Enterprises Water Group, Ltd.	916,000	574,718
BOE Technology Group Co., Ltd., Class B	1,686,360	447,745
BYD Co., Ltd., Class H(1)	575,000	3,309,568
China Agri-Industries Holdings, Ltd.(1)	2,380,000	735,388
China Bluechemical, Ltd., Class H	1,348,000	341,368
China Cinda Asset Management Co., Ltd., Class H	3,202,000	1,119,691
China CITIC Bank Corp., Ltd., Class H(1)	1,627,000	999,366
China Coal Energy Co., Ltd., Class H	2,861,000	1,183,313
China Communications Construction Co., Ltd., Class H	1,677,000	2,005,433

Security	Shares	Value
China Communications Services Corp., Ltd., Class H	2,166,000	$989,038
China Construction Bank Corp., Class H	6,290,580	4,035,075
China COSCO Holdings Co., Ltd., Class H(1)	2,729,150	1,059,499
China Dongxiang (Group) Co., Ltd.	3,981,000	806,336
China Eastern Airlines Corp., Ltd., Class H(1)	1,436,000	803,588
China Everbright International, Ltd.	1,156,000	1,295,412
China Everbright, Ltd.	456,000	951,219
China Gas Holdings, Ltd.	546,000	803,067
China High Speed Transmission Equipment Group Co., Ltd.(1)	672,000	562,426
China International Marine Containers Co., Ltd., Class B	413,812	640,001
China Life Insurance Co., Ltd., Class H	654,000	1,607,040
China Longyuan Power Group Corp., Ltd., Class H	2,413,000	1,791,934
China Mengniu Dairy Co., Ltd.	1,600,000	2,552,236
China Merchants Bank Co., Ltd., Class H	332,500	699,752
China Merchants Holdings (International) Co., Ltd.	790,000	2,343,925
China Merchants Shekou Industrial Zone Co., Ltd.(1)	935,251	2,176,315
China Minsheng Banking Corp., Ltd., Class H	864,100	806,123
China Mobile, Ltd.	2,309,900	25,567,262
China National Building Material Co., Ltd., Class H	2,156,000	1,000,797
China Oilfield Services, Ltd., Class H	756,000	594,277
China Overseas Land & Investment, Ltd.	376,360	1,191,996
China Pacific Insurance (Group) Co., Ltd., Class H	282,800	1,062,043
China Petroleum & Chemical Corp., Class H	12,211,800	7,948,388
China Pharmaceutical Group, Ltd.	2,036,000	1,840,271
China Railway Construction Corp., Ltd., Class H	947,500	1,128,111
China Railway Group, Ltd., Class H	2,265,000	1,714,875
China Resources Beer Holdings Co., Ltd.	688,000	1,269,079
China Resources Land, Ltd.	291,111	745,373
China Resources Power Holdings Co., Ltd.	1,443,000	2,686,445
China Shenhua Energy Co., Ltd., Class H	1,654,500	2,607,435
China Shipping Container Lines Co., Ltd., Class H(1)	3,803,000	869,302
China Shipping Development Co., Ltd., Class H	1,778,000	1,173,658
China Southern Airlines Co., Ltd., Class H	2,064,500	1,302,571
China Taiping Insurance Holdings Co., Ltd.(1)	277,000	609,361
China Telecom Corp., Ltd., Class H	7,572,000	4,008,791
China Travel International Investment Hong Kong, Ltd.	1,660,000	556,976
China Unicom (Hong Kong), Ltd.	2,590,290	3,411,472
China Vanke Co., Ltd., Class H	102,117	250,588
China Yurun Food Group, Ltd.(1)	926,000	151,112
Chongqing Changan Automobile Co., Ltd., Class B	1,301,443	2,433,374
CITIC, Ltd.	628,000	953,872
CNOOC, Ltd.	7,777,500	9,086,601
Cosco Pacific, Ltd.	1,128,000	1,484,526
Country Garden Holdings Co., Ltd.	1,582,000	624,744
Ctrip.com International, Ltd. ADR(1)	128,600	5,691,836
Datang International Power Generation Co., Ltd., Class H	3,276,000	1,010,285
Dazhong Transportation Group Co., Ltd., Class B	633,875	816,248
Dongfeng Motor Group Co., Ltd., Class H	1,748,000	2,183,780
Golden Eagle Retail Group, Ltd.	516,000	605,123
Great Wall Motor Co., Ltd., Class H	2,510,250	2,038,461
Guangdong Investment, Ltd.	2,088,000	2,642,895
Guangzhou Automobile Group Co., Ltd., Class H	1,750,857	1,816,495
Guangzhou R&F Properties Co., Ltd., Class H	670,400	957,171
Hangzhou Steam Turbine Co., Ltd., Class B	426,359	517,192
Hengan International Group Co., Ltd.	248,000	2,161,650
Huaneng Power International, Inc., Class H	3,084,000	2,757,231
Industrial & Commercial Bank of China, Ltd., Class H	4,715,000	2,647,305
Inner Mongolia Eerduosi Resources Co., Ltd., Class B	392,000	359,537
Inner Mongolia Yitai Coal Co., Ltd., Class B	424,000	332,178
Jiangsu Expressway Co., Ltd., Class H	796,000	1,074,010

Security	Shares	Value
Jiangxi Copper Co., Ltd., Class H	1,055,000	$1,266,920
Kingboard Chemical Holdings, Ltd.	421,200	723,282
Kunlun Energy Co., Ltd.	1,678,000	1,455,498
Lee & Man Paper Manufacturing, Ltd.	876,000	595,863
Lenovo Group, Ltd.	2,596,000	2,029,956
Li Ning Co., Ltd.(1)	1,892,312	873,886
Lonking Holdings, Ltd.	2,438,000	434,130
Maanshan Iron & Steel Co., Ltd., Class H(1)	1,389,000	257,928
NetEase, Inc. ADR	11,000	1,579,380
New Oriental Education & Technology Group, Inc. ADR	135,000	4,669,650
Nine Dragons Paper Holdings, Ltd.	1,412,000	1,064,305
Parkson Retail Group, Ltd.	1,024,000	109,693
PetroChina Co., Ltd., Class H	10,100,300	6,684,928
PICC Property & Casualty Co., Ltd., Class H	342,000	630,599
Ping An Insurance (Group) Co. of China, Ltd., Class H	297,500	1,429,559
Poly Property Group Co., Ltd.	970,000	265,247
Qingling Motors Co., Ltd., Class H	1,448,966	455,787
Semiconductor Manufacturing International Corp.(1)	12,412,000	1,070,504
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	1,712,000	1,091,834
Shanghai Diesel Engine Co., Ltd., Class B	854,400	742,598
Shanghai Electric Group Co., Ltd., Class H	1,644,000	752,988
Shanghai Haixin Group Co., Ltd., Class B	545,000	431,166
Shanghai Industrial Holdings, Ltd.	291,000	682,539
Shanghai Jin Jiang International Hotels Development Co., Ltd., Class B	574,800	1,757,030
Shanghai Zhenhua Heavy Industry Co., Ltd., Class B(1)	863,200	448,358
Shimao Property Holdings, Ltd.	532,000	786,172
Sihuan Pharmaceutical Holdings Group, Ltd.	5,255,000	1,497,103
SINA Corp.(1)	25,700	1,217,409
Sino Biopharmaceutical, Ltd.	3,540,000	2,646,761
Sino-Ocean Land Holdings, Ltd.	1,370,500	653,003
Sinopec Oilfield Service Corp., Class H(1)	4,801,500	1,061,117
Sinopec Shanghai Petrochemical Co., Ltd., Class H(1)	3,136,000	1,591,881
Sinopharm Group Co., Ltd., Class H	975,600	4,383,821
Sohu.com, Inc.(1)	8,700	430,998
Tencent Holdings, Ltd.	727,800	14,888,797
Tingyi (Cayman Islands) Holding Corp.	1,184,000	1,318,312
Travelsky Technology, Ltd., Class H	1,218,000	2,003,120
Tsingtao Brewery Co., Ltd., Class H	874,000	3,326,640
Want Want China Holdings, Ltd.	3,531,000	2,618,266
Weichai Power Co., Ltd., Class H	453,600	505,810
Yangzijiang Shipbuilding Holdings, Ltd.	1,652,000	1,199,837
Yantai Changyu Pioneer Wine Co., Ltd., Class B	135,132	422,833
Yanzhou Coal Mining Co., Ltd., Class H	1,488,000	772,926
Zhejiang Expressway Co., Ltd., Class H	870,000	929,106
Zhuzhou CRRC Times Electric Co., Ltd, Class H	288,000	1,679,475
Zijin Mining Group Co., Ltd., Class H	3,148,000	960,815
ZTE Corp., Class H(2)	708,739	1,034,966

		$236,110,960

Colombia — 1.6%
Almacenes Exito SA	569,955	$2,978,458
Avianca Holdings SA, PFC Shares	614,449	389,085
Banco Davivienda SA, PFC Shares	190,600	1,745,599
Banco de Bogota SA	69,328	1,407,119
Bancolombia SA	86,292	710,350
Bancolombia SA ADR, PFC Shares	127,200	4,347,696
Bolsa de Valores de Colombia	85,691,900	508,352
Celsia SA ESP	833,260	1,080,277
Cementos Argos SA	509,458	1,972,965
Cementos Argos SA, PFC Shares	190,626	679,784
Cemex Latam Holdings SA(1)	266,452	1,145,549

Security	Shares	Value
Corporacion Financiera Colombiana SA	154,506	$1,969,102
Corporacion Financiera Colombiana SA-ND(1)	1,433	18,569
Ecopetrol SA	4,549,600	1,986,321
Ecopetrol SA ADR	425,800	3,666,138
Empresa de Energia de Bogota SA	2,602,208	1,647,785
Empresa de Telecommunicaciones de Bogota SA	2,267,738	449,692
Fabricato SA(1)	34,115,900	185,900
Grupo Argos SA	466,160	3,116,527
Grupo Argos SA, PFC Shares	147,122	929,653
Grupo Aval Acciones y Valores SA	1,723,100	660,409
Grupo Aval Acciones y Valores SA, PFC Shares	3,247,601	1,266,349
Grupo de Inversiones Suramericana SA	365,800	4,864,313
Grupo Nutresa SA	414,015	3,518,529
Grupo Odinsa SA(1)	53,817	149,855
Interconexion Electrica SA	945,400	2,725,440
ISAGEN SA ESP	2,021,151	2,738,194
Organizacion Terpel SA	13,768	42,146

		$46,900,156

Croatia — 0.8%
AD Plastik DD(1)	51,587	$804,527
Adris Grupa DD, PFC Shares	45,976	2,714,618
Atlantic Grupa DD	16,581	2,044,988
Atlantska Plovidba DD(1)	15,437	266,005
Ericsson Nikola Tesla DD	5,610	947,797
Hrvatski Telekom DD	326,234	7,157,953
Koncar-Elektroindustrija DD	7,227	694,501
Kras DD	3,067	255,259
Ledo DD	1,049	1,530,391
Petrokemija DD(1)	17,450	27,747
Podravka Prehrambena Industrija DD(1)	53,292	2,585,125
Privredna Banka Zagreb DD	3,310	277,953
Valamar Riviera DD	685,752	2,567,980
Zagrebacka Banka DD	30,550	185,159

		$22,060,003

Czech Republic — 1.3%
CEZ AS	716,870	$12,626,102
Komercni Banka AS	73,091	16,132,012
New World Resources PLC, Class A(1)	860,500	6,153
Pegas Nonwovens SA	48,000	1,503,504
Philip Morris CR AS	6,490	3,606,139
Unipetrol AS(1)	417,401	3,172,863

		$37,046,773

Egypt — 1.4%
Alexandria Mineral Oils Co.	121,900	$357,961
Arab Cotton Ginning(1)	1,880,400	674,169
Citadel Capital SAE(1)	1,600,000	299,111
Commercial International Bank Egypt SAE	2,285,293	9,876,871
Eastern Tobacco	97,097	2,130,796
Egypt Kuwait Holding Co. SAE	1,277,058	598,156
Egyptian Financial & Industrial Co.	137,064	114,125
Egyptian Financial Group-Hermes Holding Co.(1)	1,822,174	2,046,005
Egyptian International Pharmaceuticals EIPICO	153,932	1,037,522
Egyptian Resorts Co.(1)	4,213,900	464,055
El Ezz Aldekhela Steel Alexandria(1)	4,750	155,081
ElSewedy Electric Co.	384,121	1,945,558
Ezz Steel(1)	1,677,500	1,734,451
Ghabbour Auto(1)	345,862	99,847
Global Telecom Holding SAE(1)	9,908,210	3,320,101

Security	Shares	Value
Juhayna Food Industries	2,665,536	$2,222,579
Maridive & Oil Services SAE(1)	787,652	243,025
Medinet Nasr for Housing and Development SAE(1)	690,273	1,725,403
Misr Cement (Qena)	18,251	150,811
Nile Cotton Ginning Co.(1)(2)	125,000	0
Orascom Telecom Media and Technology Holding SAE(1)	13,585,310	1,189,976
Oriental Weavers Co.	1,278,405	1,040,662
Pioneers Holding(1)	734,900	840,795
Sidi Kerir Petrochemicals Co.	957,400	1,397,792
Six of October Development & Investment Co.(1)	275,153	371,741
South Valley Cement(1)	485,000	229,326
Suez Cement Co.	138,000	207,780
Talaat Moustafa Group	3,963,160	2,807,956
Telecom Egypt	1,449,600	1,322,899

		$38,604,554

Estonia — 0.4%
AS Baltika(1)	226,000	$76,144
AS Merko Ehitus	75,000	769,249
AS Tallink Grupp	5,354,470	5,721,613
AS Tallinna Kaubamaja Grupp	202,800	1,666,622
AS Tallinna Vesi	35,235	593,167
Nordecon AS	223,282	269,802
Olympic Entertainment Group AS	803,899	1,783,432

		$10,880,029

Ghana — 0.2%
Aluworks Ghana, Ltd.(1)	5,176,100	$107,175
CAL Bank, Ltd.	4,406,554	1,150,069
Ghana Commercial Bank, Ltd.	1,384,370	1,322,384
Produce Buying Co., Ltd.(1)	650,000	13,353
Societe Generale Ghana, Ltd.	814,000	172,378
Standard Chartered Bank of Ghana, Ltd.	242,700	1,023,472
Total Petroleum Ghana, Ltd.	20,964	27,823
Unilever Ghana, Ltd.(1)	249,000	565,546

		$4,382,200

Greece — 1.3%
Aegean Airlines SA	64,124	$619,215
Aegean Marine Petroleum Network, Inc.	90,611	685,925
Alpha Bank AE(1)	108,673	239,557
Athens Water Supply & Sewage Co. SA (The)	227,849	1,111,538
Costamare, Inc.	108,479	965,463
Diana Shipping, Inc.(1)	190,420	508,421
DryShips, Inc.(1)	57,520	135,172
Ellaktor SA(1)	292,801	419,298
Eurobank Ergasias SA(1)	119,755	104,627
FF Group	63,075	1,236,927
GasLog, Ltd.	111,416	1,085,192
GEK Terna Holding Real Estate Construction SA(1)	120,661	225,239
Hellenic Exchanges - Athens Stock Exchange SA	114,224	643,200
Hellenic Petroleum SA(1)	132,875	559,386
Hellenic Telecommunications Organization SA	777,120	6,994,526
Intralot SA(1)	260,400	333,925
JUMBO SA(1)	198,150	2,676,907
Marfin Investment Group Holdings SA(1)	485,263	62,518
Metka SA	43,400	321,902
Motor Oil (Hellas) Corinth Refineries SA	170,500	1,831,656
Mytilineos Holdings SA	452,870	1,770,133
National Bank of Greece SA(1)	126,296	35,346
Navios Maritime Acquisition Corp.	191,284	304,142

Security	Shares	Value
Navios Maritime Holdings, Inc.	87,850	$99,271
OPAP SA	402,600	2,818,687
Public Power Corp. SA	914,808	3,235,132
StealthGas, Inc.(1)	81,587	288,002
Terna Energy SA	126,318	407,638
Titan Cement Co. SA	220,407	4,729,432
Tsakos Energy Navigation, Ltd.	201,900	1,247,742
Viohalco SA(1)	184,517	236,059

		$35,932,178

Hungary — 1.9%
Magyar Telekom Telecommunications PLC(1)	4,030,434	$6,661,198
Magyar Telekom Telecommunications PLC ADR(1)	37,300	305,487
MOL Hungarian Oil & Gas Rt.	221,545	13,316,970
OTP Bank PLC	749,900	18,813,157
Richter Gedeon Nyrt.	813,720	16,210,268

		$55,307,080

India — 5.4%
ABB India, Ltd.	33,400	$645,591
ACC, Ltd.	54,200	1,127,428
Adani Enterprises, Ltd.	119,200	132,585
Adani Ports and Special Economic Zone, Ltd.	719,546	2,696,837
Adani Power, Ltd.(1)	518,864	267,687
Aditya Birla Fashion and Retail, Ltd.(1)	137,831	291,003
Aditya Birla Nuvo, Ltd.	26,506	330,947
Ambuja Cements, Ltd.	566,900	1,993,936
Apollo Hospitals Enterprise, Ltd.	61,400	1,242,126
Ashok Leyland, Ltd.	820,626	1,349,168
Asian Paints, Ltd.	243,000	3,199,221
Axis Bank, Ltd.	157,800	1,061,257
Bajaj Auto, Ltd.	42,600	1,545,541
Bajaj Holdings & Investment, Ltd.	11,100	245,544
Balrampur Chini Mills, Ltd.(1)	262,700	430,429
Bharat Forge, Ltd.	43,136	567,854
Bharat Heavy Electricals, Ltd.	370,300	636,045
Bharat Petroleum Corp., Ltd.	61,200	836,468
Bharti Airtel, Ltd.	1,940,801	10,240,894
Biocon, Ltd.	78,400	574,038
Bosch, Ltd.	3,900	1,230,439
Cairn India, Ltd.	157,100	367,891
Century Textiles & Industries, Ltd.	50,000	401,751
Cipla, Ltd.	207,400	1,609,035
Coal India, Ltd.	372,500	1,642,188
Colgate-Palmolive (India), Ltd.	46,200	575,442
Container Corp. of India, Ltd.	69,900	1,316,221
Cummins India, Ltd.	79,700	1,018,558
Dabur India, Ltd.	278,000	1,052,400
Divi’s Laboratories, Ltd.	49,800	743,577
Dr. Reddy’s Laboratories, Ltd.	24,300	1,113,786
Dr. Reddy’s Laboratories, Ltd. ADR	12,700	573,913
GAIL (India), Ltd.	418,540	2,262,067
GAIL (India), Ltd. GDR(3)	25,050	800,850
GlaxoSmithKline Pharmaceuticals, Ltd.	8,000	460,220
Glenmark Pharmaceuticals, Ltd.	114,000	1,368,327
Grasim Industries, Ltd. GDR(3)	13,300	770,330
Great Eastern Shipping Co., Ltd. (The)	56,700	268,362
HCL Technologies, Ltd.	193,371	2,374,574
HDFC Bank, Ltd.	198,400	3,782,853
Hero MotoCorp, Ltd.	51,542	2,287,843
Hindalco Industries, Ltd.	436,910	580,466

Security	Shares	Value
Hindustan Petroleum Corp., Ltd.	67,300	$802,307
Hindustan Unilever, Ltd.	546,109	7,194,399
Hindustan Zinc, Ltd.	244,148	673,936
Housing Development Finance Corp., Ltd.	257,575	4,303,623
ICICI Bank, Ltd.	532,035	1,897,188
Idea Cellular, Ltd.	1,449,679	2,460,373
Indian Hotels Co., Ltd.(1)	173,820	259,675
Indian Oil Corp., Ltd.	221,900	1,318,285
Infosys, Ltd.	422,490	7,773,415
ITC, Ltd.	1,025,100	5,067,369
Jindal Steel & Power, Ltd.(1)	90,000	82,010
JSW Energy, Ltd.	1,158,270	1,213,360
JSW Steel, Ltd.	60,200	1,161,185
Kotak Mahindra Bank, Ltd.	204,617	2,109,779
Larsen & Toubro, Ltd.	112,578	2,082,170
Larsen & Toubro, Ltd. GDR(3)	72,000	1,297,981
LIC Housing Finance, Ltd.	62,800	465,573
Lupin, Ltd.	97,200	2,172,693
Mahindra & Mahindra, Ltd.	140,600	2,565,689
Maruti Suzuki India, Ltd.	43,700	2,449,223
Mphasis, Ltd.	37,500	278,489
Nestle India, Ltd.	12,100	1,041,226
NHPC, Ltd.	1,887,800	679,656
NTPC, Ltd.	2,100,300	4,073,973
Oil & Natural Gas Corp., Ltd.	625,242	2,021,120
Oracle Financial Services Software, Ltd.	4,000	211,888
Petronet LNG, Ltd.	216,300	816,852
Piramal Enterprises, Ltd.	41,782	656,105
Power Grid Corporation of India, Ltd.	1,419,700	2,978,680
Reliance Communications, Ltd.(1)	1,408,559	1,063,798
Reliance Industries, Ltd.	516,780	8,153,961
Reliance Infrastructure, Ltd.	171,400	1,379,009
Reliance Power, Ltd.	546,400	410,853
Siemens, Ltd.	72,300	1,196,042
State Bank of India GDR(3)	49,600	1,455,066
Steel Authority of India, Ltd.	60,000	39,154
Sun Pharmaceutical Industries, Ltd.	378,100	4,715,052
Tata Chemicals, Ltd.	58,600	335,149
Tata Communications, Ltd.	47,000	266,636
Tata Consultancy Services, Ltd.	100,507	3,839,543
Tata Global Beverages, Ltd.	156,000	285,457
Tata Motors, Ltd.(1)	305,826	1,792,055
Tata Power Co., Ltd.	1,002,648	982,720
Tata Steel, Ltd.	149,900	720,865
Tech Mahindra, Ltd.	143,648	1,030,603
Titan Co., Ltd.	248,000	1,271,783
UltraTech Cement, Ltd.	58,091	2,838,172
United Spirits, Ltd.(1)	21,533	812,802
UPL, Ltd.	237,900	1,717,517
Vedanta, Ltd.	499,740	680,057
Voltas, Ltd.	224,100	945,839
Wipro, Ltd.	199,798	1,709,792
Zee Entertainment Enterprises, Ltd.	316,895	1,851,848

		$155,617,687

Indonesia — 3.1%
Adaro Energy Tbk PT	28,006,600	$1,360,192
AKR Corporindo Tbk PT	4,660,500	2,441,265
Aneka Tambang Persero Tbk PT(1)	8,587,500	300,217
Astra Argo Lestari Tbk PT	654,000	896,902
Astra International Tbk PT	16,668,000	9,110,842

Security	Shares	Value
Bank Central Asia Tbk PT	7,245,500	$7,264,166
Bank Danamon Indonesia Tbk PT	3,237,181	927,474
Bank Mandiri Tbk PT	3,497,000	2,715,115
Bank Negara Indonesia Persero Tbk PT	7,849,000	3,077,030
Bank Pan Indonesia Tbk PT(1)	6,253,772	330,102
Bank Rakyat Indonesia Tbk PT	3,508,300	3,019,052
Charoen Pokphand Indonesia Tbk PT	4,000,700	1,082,355
Gudang Garam Tbk PT	498,500	2,453,902
Hanson International Tbk PT(1)	17,636,400	1,070,920
Indah Kiat Pulp & Paper Corp. Tbk PT	3,326,500	240,722
Indo Tambangraya Megah Tbk PT	1,269,200	633,087
Indocement Tunggal Prakarsa Tbk PT	2,045,500	3,041,513
Indofood CBP Sukses Makmur Tbk PT	1,273,000	1,456,742
Indofood Sukses Makmur Tbk PT	4,544,500	2,475,893
Indosat Tbk PT(1)	1,322,500	615,596
Jasa Marga (Persero) Tbk PT	3,247,500	1,321,625
Kalbe Farma Tbk PT	45,305,200	4,933,234
Lippo Karawaci Tbk PT	26,506,000	2,087,449
Matahari Putra Prima Tbk PT	5,148,000	628,387
Medco Energi Internasional Tbk PT	698,500	78,749
Pembangunan Perumahan Persero Tbk PT	4,793,000	1,394,477
Perusahaan Gas Negara Persero Tbk	19,152,100	3,775,106
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	7,099,000	973,500
Semen Indonesia Persero Tbk PT	4,703,500	3,605,069
Sigmagold Inti Perkasa Tbk PT(1)	27,503,000	875,253
Surya Semesta Internusa Tbk PT	3,178,000	172,415
Tambang Batubara Bukit Asam Tbk PT	2,159,900	1,021,497
Telekomunikasi Indonesia Tbk PT	58,725,800	14,802,665
Unilever Indonesia Tbk PT	1,100,700	3,561,018
United Tractors Tbk PT	3,148,000	3,631,211
Vale Indonesia Tbk PT(1)	4,748,000	625,175
Wijaya Karya Persero Tbk PT	6,352,000	1,249,274

		$89,249,191

Jordan — 0.6%
Al Eqbal Co. for Investment PLC	23,341	$821,210
Alia The Royal Jordanian Airlines PLC(1)	115,334	139,899
Arab Bank PLC	981,144	8,461,991
Arab Potash Co. PLC	67,492	1,803,680
Bank of Jordan	97,207	435,721
Cairo Amman Bank	86,860	284,035
Capital Bank of Jordan	470,740	597,534
Jordan Ahli Bank	271,280	489,118
Jordan Islamic Bank	120,628	591,693
Jordan Petroleum Refinery	270,561	1,761,724
Jordan Phosphate Mines(1)	76,355	529,825
Jordan Steel(1)	269,400	170,643
Jordan Telecommunications Co.	267,108	845,848
Jordanian Electric Power Co.	434,289	1,610,521

		$18,543,442

Kazakhstan — 0.6%
Halyk Savings Bank of Kazakhstan JSC GDR(3)	716,100	$3,006,417
KAZ Minerals PLC(1)	2,233,589	5,444,515
Kazkommertsbank JSC GDR(1)(3)	284,200	355,644
KazMunaiGas Exploration Production GDR(3)	632,226	4,706,362
Kcell JSC GDR(3)	544,503	1,965,031
Nostrum Oil & Gas PLC	178,200	606,028

		$16,083,997

Security	Shares	Value
Kenya — 0.8%
ARM Cement, Ltd.	1,677,000	$470,501
Bamburi Cement Co., Ltd.	460,041	879,754
Barclays Bank of Kenya, Ltd.	5,636,820	624,656
Centum Investment Co., Ltd.(1)	977,680	435,512
Co-operative Bank of Kenya, Ltd. (The)	5,182,660	1,059,032
East African Breweries, Ltd.	1,888,140	5,302,462
Equity Group Holdings, Ltd.	5,552,900	2,186,979
KCB Group, Ltd.	5,752,360	2,378,805
KenolKobil, Ltd.	3,645,800	409,655
Kenya Airways, Ltd.(1)	2,398,400	106,321
Kenya Electricity Generating Co., Ltd.	1,875,100	140,626
Kenya Power & Lighting, Ltd.	5,995,293	648,496
Nation Media Group, Ltd.	442,376	745,026
NIC Bank, Ltd.	852,975	344,711
Safaricom, Ltd.	30,869,900	5,108,052
Standard Chartered Bank Kenya, Ltd.	250,721	595,045

		$21,435,633

Kuwait — 1.4%
Abyaar Real Estate Development Co. KSC(1)	1,440,000	$119,551
Agility Public Warehousing Co. KSC	1,807,548	2,874,142
Ahli United Bank	278,810	406,299
Al Ahli Bank of Kuwait KSCP	122,180	135,698
Al-Mazaya Holding Co.	551,200	197,061
Boubyan Petrochemicals Co.	2,067,187	3,622,991
Burgan Bank SAK	921,028	1,037,263
Combined Group Contracting Co. KSC	137,658	360,347
Commercial Bank of Kuwait KSCP	937,950	1,368,583
Commercial Real Estate Co. KSCC	2,487,729	642,590
Gulf Bank	1,477,708	1,038,082
Gulf Cable & Electrical Industries Co. KSCP	165,000	191,274
Kuwait Finance House KSCP	2,907,746	4,627,328
Kuwait Food Co. (Americana) SAK	512,500	4,183,810
Kuwait International Bank	818,000	531,100
Kuwait Pipes Industries & Oil Services Co.(1)(2)	800,000	0
Kuwait Portland Cement Co. KSC	202,125	675,553
Kuwait Projects Co. Holdings KSC	964,872	1,756,725
Kuwait Real Estate Co. KSC	1,720,000	302,073
Mabanee Co. SAK	961,253	2,757,043
Mobile Telecommunications Co.	4,387,600	5,159,634
National Bank of Kuwait SAK	2,685,105	5,965,550
National Industries Group Holding SAK	3,619,875	1,463,588
National Investment Co.	645,000	194,560
National Real Estate Co. KPSC(1)	659,614	207,622
Qurain Petrochemical Industries Co. KSC	1,460,000	929,462
Sultan Center Food Products Co.(1)	2,160,000	436,794

		$41,184,723

Latvia — 0.0%(4)
Grindeks	12,000	$66,864
Latvian Shipping Co.(1)	96,000	45,324

		$112,188

Lebanon — 0.2%
Banque Audi sal-Audi Saradar Group	246,610	$1,479,536
Byblos Bank	838,110	1,399,783
Solidere, Class A	281,364	2,897,290
Solidere, Class B	5,626	59,077

		$5,835,686

Security	Shares	Value
Lithuania — 0.1%
Apranga PVA	363,680	$1,088,115
Energijos Skirstymo Operatorius AB(1)	370,141	367,693
Invalda Privatus Kapitalas AB(1)(2)	32,177	0
Klaipedos Nafta AB	1,576,663	755,247
Panevezio Statybos Trestas	323,592	341,041
Pieno Zvaigzdes	94,000	145,330
Rokiskio Suris(1)	177,000	276,286
Siauliu Bankas	1,032,958	391,260

		$3,364,972

Malaysia — 3.1%
Aeon Co. (M) Bhd	1,017,000	$711,993
Affin Holdings Bhd	236,000	141,437
Alliance Financial Group Bhd	330,800	352,084
AMMB Holdings Bhd	276,900	326,420
Axiata Group Bhd	1,796,275	2,711,221
Batu Kawan Bhd	100,300	470,286
Berjaya Corp. Bhd	2,498,100	259,144
Berjaya Sports Toto Bhd	468,894	379,868
Boustead Holdings Bhd	412,500	415,726
British American Tobacco Malaysia Bhd	109,600	1,517,613
Bumi Armada Bhd(1)	3,144,800	636,972
Bursa Malaysia Bhd	224,600	512,052
CIMB Group Holdings Bhd	717,766	892,174
Datasonic Group Bhd	1,594,400	531,116
Dialog Group Bhd	2,846,250	1,166,662
Digi.com Bhd	1,538,000	1,947,608
Felda Global Ventures Holdings Bhd	1,136,300	439,699
Gamuda Bhd	1,487,900	1,876,241
Genting Bhd	1,560,000	3,919,284
Genting Malaysia Bhd	2,380,000	2,768,914
Genting Plantations Bhd	261,000	749,650
Globetronics Technology Bhd	90,100	124,942
Hartalega Holdings Bhd	443,000	550,995
Hong Leong Bank Bhd	167,700	580,685
Hong Leong Financial Group Bhd	136,200	541,692
IHH Healthcare Bhd	2,936,300	4,935,380
IJM Corp. Bhd	1,497,540	1,354,191
IOI Corp. Bhd	2,220,568	2,602,132
IOI Properties Group Bhd	842,484	498,619
KLCCP Stapled Group	250,000	458,641
KNM Group Bhd(1)	7,927,875	984,146
Kossan Rubber Industries	458,100	710,371
KPJ Healthcare Bhd	403,200	441,544
Kuala Lumpur Kepong Bhd	270,750	1,665,180
Kulim (Malaysia) Bhd(1)	792,800	788,838
Lafarge Malaysia Bhd	895,660	2,063,789
Landmarks Bhd(1)	576,800	139,013
Magnum Bhd	617,940	391,217
Malayan Banking Bhd	992,786	2,294,548
Malaysian Resources Corp. Bhd	853,000	273,310
Maxis Bhd	1,255,300	2,042,562
Media Prima Bhd	567,300	212,251
MISC Bhd	314,240	716,734
MMC Corp. Bhd	662,000	371,628
Muhibbah Engineering (M) Bhd	1,581,000	979,583
My EG Services Bhd	5,924,400	3,249,963
Parkson Holdings Bhd(1)	713,599	188,438
Petronas Chemicals Group Bhd	3,014,400	5,187,699
Petronas Dagangan Bhd	526,600	3,251,637

Security	Shares	Value
Petronas Gas Bhd	268,500	$1,513,661
PPB Group Bhd	357,300	1,528,815
Press Metal Bhd	930,000	632,062
Public Bank Bhd	312,898	1,505,514
RHB Capital Bhd	310,500	469,505
Sapurakencana Petroleum Bhd	6,435,352	3,067,112
Silverlake Axis, Ltd.	1,586,300	729,621
Sime Darby Bhd	1,019,709	2,078,599
Sunway Bhd	378,040	304,338
Sunway REIT	1,028,200	421,624
Supermax Corp. Bhd	1,466,700	970,133
Ta Ann Holdings Bhd	355,899	460,790
Tan Chong Motor Holdings Bhd	219,000	130,996
Telekom Malaysia Bhd	1,020,100	1,725,007
Tenaga Nasional Bhd	1,724,331	6,160,293
Top Glove Corp. Bhd	420,000	540,352
UEM Sunrise Bhd	1,112,200	324,768
UMW Holdings Bhd	549,600	966,712
UMW Oil & Gas Corp. Bhd(1)	1,133,700	264,152
Unisem (M) Bhd	3,101,700	1,766,171
Wah Seong Corp. Bhd	697,402	133,109
YTL Corp. Bhd	2,626,518	1,104,072
YTL Power International Bhd	1,597,363	606,081

		$87,729,379

Mauritius — 0.7%
Alteo, Ltd.	352,391	$266,635
CIEL, Ltd.	2,019,231	359,944
CIM Financial Services, Ltd.	1,742,485	385,807
ENL Land, Ltd.(1)	484,800	621,170
Ireland Blyth, Ltd.	64,209	218,697
LUX Island Resorts, Ltd.	931,480	1,540,666
MCB Group, Ltd.	1,620,906	9,464,965
New Mauritius Hotels, Ltd.	4,357,728	2,769,879
Rogers & Co., Ltd.	608,300	479,398
SBM Holdings, Ltd.	150,687,762	2,909,352
Terra Mauricia, Ltd.	1,002,180	912,337
United Basalt Products, Ltd.	187,150	416,995

		$20,345,845

Mexico — 6.2%
Alfa SAB de CV, Series A	5,949,820	$11,973,922
Alsea SAB de CV	1,445,200	5,424,576
America Movil SAB de CV, Series L	36,246,590	28,196,443
Arca Continental SAB de CV	288,500	2,002,634
Bolsa Mexicana de Valores SAB de CV	915,200	1,569,022
Cemex SAB de CV, Series CPO(1)	13,509,355	9,813,100
Coca-Cola Femsa SAB de CV, Series L	286,300	2,379,433
El Puerto de Liverpool SAB de CV	175,681	2,075,676
Empresas ICA SAB de CV(1)	2,075,736	499,797
Fibra Uno Administracion SA de CV	1,366,700	3,179,209
Fomento Economico Mexicano SAB de CV, Series UBD	1,110,500	10,703,181
Genomma Lab Internacional SAB de CV(1)	2,065,500	1,598,396
Gentera SAB de CV	2,673,100	5,275,911
Gruma SAB de CV, Class B	98,200	1,557,306
Grupo Aeroportuario del Pacifico SAB de CV, Class B	347,800	3,095,890
Grupo Aeroportuario del Sureste SAB de CV, Class B	254,009	3,824,583
Grupo Bimbo SAB de CV, Series A(1)	1,495,508	4,424,075
Grupo Carso SAB de CV, Series A1	1,023,400	4,768,362
Grupo Comercial Chedraui SA de CV	208,900	663,802
Grupo Elektra SAB de CV	140,026	2,734,280

Security	Shares	Value
Grupo Financiero Banorte SAB de CV, Class O	2,252,300	$12,763,835
Grupo Financiero Inbursa SAB de CV, Class O	3,477,016	6,959,204
Grupo Mexico SAB de CV, Series B	3,211,035	7,746,413
Grupo Televisa SAB, Series CPO	3,289,671	18,084,751
Impulsora del Desarrollo y el Empleo en America Latina SA de CV, Series B1(1)	1,134,930	1,640,928
Industrias CH SAB de CV, Series B(1)	194,112	720,288
Industrias Penoles SAB de CV	137,229	1,734,311
Infraestructura Energetica Nova SAB de CV	115,500	469,296
Kimberly-Clark de Mexico SAB de CV, Class A	944,910	2,282,815
Mexichem SAB de CV	1,478,407	3,619,614
Minera Frisco SAB de CV(1)	873,200	568,583
Organizacion Soriana SAB de CV, Class B(1)	166,700	394,820
Promotora y Operadora de Infraestructura SAB de CV	416,700	5,523,151
Telesites SAB de CV(1)	1,812,330	1,022,751
Ternium SA ADR	70,322	1,264,390
TV Azteca SAB de CV, Series CPO	1,018,565	162,125
Wal-Mart de Mexico SAB de CV, Series V	3,059,664	7,243,108

		$177,959,981

Morocco — 0.7%
Attijariwafa Bank	92,000	$3,228,024
Banque Centrale Populaire	85,000	1,934,774
Banque Marocaine pour le Commerce et l’Industrie (BMCI)	3,030	197,970
BMCE Bank	66,776	1,426,028
Delta Holding SA	35,000	83,471
Douja Promotion Groupe Addoha SA	232,801	822,116
Holcim Maroc SA	6,422	1,318,210
Label Vie	3,700	402,228
Managem	7,900	524,441
Maroc Telecom	470,271	5,865,057
Samir(1)(2)	19,247	0
Societe Lafarge Ciments SA	11,351	2,019,422
Sonasid	5,872	253,042
Taqa Morocco	26,192	1,655,144
Wafa Assurance	2,560	853,308

		$20,583,235

Nigeria — 0.6%
Access Bank PLC	14,469,911	$275,480
Afriland Properties PLC(1)(2)	1,112,557	0
Ashaka Cem PLC	105	11
Dangote Cement PLC	2,191,891	1,849,517
Dangote Sugar Refinery PLC	4,385,654	132,835
Diamond Bank PLC	12,314,600	71,389
Ecobank Transnational, Inc.(1)	11,886,485	909,904
FBN Holdings PLC	27,727,599	438,401
FCMB Group PLC	21,258,724	93,886
Fidelity Bank PLC	15,112,844	101,878
Flour Mills of Nigeria PLC	1,874,895	182,247
Forte Oil PLC	2,086,402	2,919,093
Guaranty Trust Bank PLC	20,343,994	1,462,134
Guiness Nigeria PLC	856,034	449,656
Lafarge Africa PLC	3,543,429	1,355,571
Lekoil, Ltd.(1)	1,110,205	237,914
Nestle Nigeria PLC	388,412	1,364,402
Nigerian Breweries PLC	4,077,383	2,186,006
Oando PLC(1)	14,592,401	306,860
PZ Cussons Nigeria PLC	950,083	110,222
SEPLAT Petroleum Development Co. PLC(5)	728,540	1,082,570
Skye Bank PLC(1)	17,576,580	80,139
Stanbic IBTC Holdings PLC	1,857,245	132,860

Security	Shares	Value
Transnational Corp. of Nigeria PLC	21,270,832	$113,118
UAC of Nigeria PLC	4,061,181	414,972
Unilever Nigeria PLC	2,074,728	302,006
United Bank for Africa PLC	25,390,531	399,798
Zenith Bank PLC	21,731,635	1,173,157

		$18,146,026

Oman — 0.8%
Al Anwar Ceramic Tiles Co.	166,191	$120,854
Al Maha Petroleum Products Marketing Co., LLC	36,500	155,450
Bank Dhofar SAOG	1,838,203	1,149,366
Bank Muscat SAOG	2,985,751	2,961,119
Bank Sohar SAOG	4,346,210	1,602,838
Dhofar International Development & Investment Holding SAOG	316,407	299,773
Galfar Engineering & Contracting SAOG(1)	1,569,283	346,832
HSBC Bank Oman SAOG	2,331,977	593,495
National Bank of Oman SAOG	2,541,393	1,690,828
Oman Cables Industry SAOG	112,400	443,729
Oman Cement Co. SAOG	956,735	1,122,734
Oman Flour Mills Co. SAOG	543,700	719,812
Oman Telecommunications Co. SAOG	1,247,060	4,858,239
Omani Qatari Telecommunications Co. SAOG	671,100	1,254,310
Ominvest	1,392,062	1,619,918
Raysut Cement Co. SAOG	523,326	1,288,169
Renaissance Services SAOG	1,561,017	745,948
Sembcorp Salalah Power & Water Co.	414,000	290,224
Shell Oman Marketing Co. SAOG	66,100	326,123

		$21,589,761

Pakistan — 0.7%
Adamjee Insurance Co., Ltd.	265,644	$136,012
Attock Petroleum, Ltd.	118,800	487,780
Bank Alfalah, Ltd.	664,394	157,020
D.G. Khan Cement Co., Ltd.	528,320	873,845
Engro Corp., Ltd.	449,816	1,354,143
Engro Foods, Ltd.(1)	231,200	350,659
Fauji Fertilizer Bin Qasim, Ltd.	841,000	407,443
Fauji Fertilizer Co., Ltd.	1,214,414	1,232,634
Habib Bank, Ltd.	265,733	434,590
Hub Power Co., Ltd.	3,400,900	3,392,321
Kot Addu Power Co., Ltd.	1,343,500	989,037
Lucky Cement, Ltd.	318,400	1,632,704
MCB Bank, Ltd.	1,725,325	3,393,584
Millat Tractors, Ltd.	54,329	274,732
National Bank of Pakistan	1,144,026	563,176
Nishat Mills, Ltd.	837,980	762,086
Oil & Gas Development Co., Ltd.	1,047,100	1,146,720
Pakistan Oil Fields, Ltd.	210,200	519,864
Pakistan Petroleum, Ltd.	889,502	1,087,289
Pakistan State Oil Co., Ltd.	358,747	1,205,790
Pakistan Telecommunication Co., Ltd.	2,767,500	396,450
United Bank, Ltd.	371,925	536,912

		$21,334,791

Panama — 0.4%
Copa Holdings SA, Class A	152,000	$10,298,000

		$10,298,000

Peru — 1.7%
Alicorp SAA(1)	3,644,860	$6,587,295
Banco Continental SA	517,296	545,359

Security	Shares	Value
Cementos Pacasmayo SAA	382,900	$599,741
Cia de Minas Buenaventura SA(1)	82,880	686,527
Cia de Minas Buenaventura SA ADR(1)	419,276	3,085,871
Cia Minera Milpo SA	963,264	609,312
Credicorp, Ltd.	114,496	15,000,121
Edegel SA	2,765,417	2,240,722
Ferreycorp SAA	4,563,937	2,020,840
Grana y Montero SAA	1,808,690	1,498,207
Intercorp Financial Services, Inc.	61,100	1,578,824
Luz del Sur SAA	185,800	554,059
Minsur SA	1,614,173	500,798
Refineria La Pampilla SA Relapasa(1)	681,460	52,958
Sociedad Minera Cerro Verde SAA(1)	47,600	971,040
Sociedad Minera el Brocal SA(1)	32,370	54,114
Southern Copper Corp.	404,355	11,204,677
Union Andina de Cementos SAA	278,400	188,680
Volcan Cia Minera SAA, Class B	4,997,478	812,867

		$48,792,012

Philippines — 3.0%
Aboitiz Equity Ventures, Inc.	2,284,250	$3,224,729
Aboitiz Power Corp.	3,401,900	3,247,689
Alliance Global Group, Inc.	2,897,300	1,038,760
Ayala Corp.	201,738	3,286,367
Ayala Land, Inc.	4,584,708	3,508,486
Ayala Land, Inc., PFC Shares(1)(2)	3,534,608	0
Bank of the Philippine Islands	1,291,856	2,441,230
BDO Unibank, Inc.	1,170,320	2,598,987
Bloomberry Resorts Corp.(1)	11,682,500	1,307,127
Cosco Capital, Inc.	1,868,100	300,398
D&L Industries, Inc.	3,610,400	753,285
DMCI Holdings, Inc.	2,556,500	744,076
Emperador, Inc.	3,420,000	563,047
Energy Development Corp.	14,742,350	1,884,507
Filinvest Land, Inc.	16,105,546	619,134
First Gen Corp.	2,648,860	1,275,683
First Philippine Holdings Corp.	403,650	578,825
Globe Telecom, Inc.	60,375	2,910,285
GMA Holdings, Inc. PDR	1,242,100	182,082
GT Capital Holdings, Inc.	54,000	1,628,747
International Container Terminal Services, Inc.	551,900	811,006
JG Summit Holding, Inc.	2,048,150	3,530,661
Jollibee Foods Corp.	1,000,420	4,930,940
Lopez Holdings Corp.	8,390,900	1,272,759
LT Group, Inc.	1,987,400	673,737
Manila Electric Co.	464,684	3,259,848
Manila Water Co.	1,474,000	864,568
Megaworld Corp.	10,700,000	964,537
Melco Crown Philippines Resorts Corp.(1)	5,609,200	308,141
Metro Pacific Investments Corp.	10,567,300	1,348,641
Metropolitan Bank & Trust Co.	804,523	1,440,383
Nickel Asia Corp.	9,129,938	1,040,218
Pepsi-Cola Products Philippines, Inc.	1,198,000	101,174
Petron Corp.	1,608,800	359,924
Philex Mining Corp.	3,645,900	441,818
Philex Petroleum Corp.(1)	619,803	31,536
Philippine Long Distance Telephone Co.	173,575	7,480,129
Puregold Price Club, Inc.	1,403,900	1,109,974
Robinsons Land Corp.	1,290,000	782,543
Robinsons Retail Holdings, Inc.	841,690	1,353,230
San Miguel Corp.	484,300	809,909

Security	Shares	Value
Semirara Mining & Power Corp.	979,830	$2,795,057
SM Investments Corp.	224,480	4,626,916
SM Prime Holdings, Inc.	7,654,550	3,651,058
SSI Group, Inc.(1)	2,093,000	162,825
Travellers International Hotel Group, Inc.	3,644,200	296,755
Universal Robina Corp.	1,964,140	9,248,095
Vista Land & Lifescapes, Inc.	6,128,000	620,530

		$86,410,356

Poland — 3.1%
Agora SA(1)	64,445	$218,175
AmRest Holdings SE(1)	30,208	1,690,233
Asseco Poland SA	286,470	4,645,051
Bank Handlowy w Warszawie SA	44,485	1,077,894
Bank Millennium SA(1)	697,490	1,089,577
Bank Pekao SA	142,785	6,295,133
Boryszew SA	350,000	468,875
Budimex SA	50,276	2,613,054
CCC SA	45,300	1,937,298
Ciech SA(1)	19,100	358,240
Cyfrowy Polsat SA(1)	709,480	4,611,651
Eurocash SA	288,203	4,116,195
Getin Holding SA(1)	392,795	134,552
Getin Noble Bank SA(1)	1,591,418	246,627
Grupa Azoty SA(1)	6,800	175,341
Grupa Lotos SA(1)	176,940	1,319,771
Integer.pl SA(1)	3,251	70,973
Jastrzebska Spolka Weglowa SA(1)	164,577	607,202
KGHM Polska Miedz SA	287,171	5,845,236
KOPEX SA	104,700	106,801
KRUK SA	6,083	293,270
LPP SA	2,402	3,535,851
Lubelski Wegiel Bogdanka SA	10,688	109,917
mBank SA(1)	24,950	2,268,229
Netia SA	610,010	812,202
Orange Polska SA	2,339,445	4,220,476
Orbis SA	138,180	2,276,612
PGE SA	2,045,800	7,649,449
PKP Cargo SA	5,094	58,470
Polski Koncern Naftowy ORLEN SA	502,664	9,943,338
Polskie Gornictwo Naftowe i Gazownictwo SA	2,342,566	3,334,761
Powszechna Kasa Oszczednosci Bank Polski SA(1)	968,082	7,200,628
Powszechny Zaklad Ubezpieczen SA	691,000	6,576,081
Tauron Polska Energia SA	2,765,200	2,227,330

		$88,134,493

Qatar — 1.4%
Al Meera Consumer Goods Co.	16,300	$926,347
Barwa Real Estate Co.	134,737	1,338,904
Doha Bank QSC	79,773	813,580
Gulf International Services QSC	169,144	1,685,890
Industries Qatar	204,177	6,071,485
Masraf Al Rayan QSC	348,259	3,413,028
Ooredoo QSC	124,495	3,179,598
Qatar Electricity & Water Co. QSC	50,080	2,887,890
Qatar Gas Transport Co., Ltd.	496,791	3,247,157
Qatar Insurance Co.	66,962	1,522,390
Qatar International Islamic Bank	32,210	594,254
Qatar Islamic Bank	69,898	1,988,847
Qatar National Bank SAQ	164,143	6,345,280
Qatar National Cement Co. QSC	15,195	363,028
Qatar Navigation QSC	55,051	1,383,060

Security	Shares	Value
United Development Co. QSC	183,252	$991,770
Vodafone Qatar QSC	694,900	2,350,311

		$39,102,819

Romania — 0.7%
Antibiotice SA	1,843,129	$223,204
Banca Transilvania SA(1)	14,971,682	10,253,547
BRD-Groupe Societe Generale SA(1)	1,198,197	3,194,723
OMV Petrom SA	43,591,503	2,663,289
Societatea Nationala de Gaze Naturale ROMGAZ SA	342,084	2,345,663
Societatea Nationala Nuclearelectrica SA	322,130	437,461
Transelectrica SA	140,400	1,050,807
Transgaz SA Medias	14,233	974,442

		$21,143,136

Russia — 6.4%
Aeroflot - Russian Airlines PJSC(1)	597,030	$661,654
AK Transneft OAO, PFC Shares	1,581	4,407,443
Alrosa PAO	1,517,000	1,582,308
CTC Media, Inc.	217,400	426,104
E.ON Russia JSC	4,102,000	162,893
Evraz PLC(1)	772,698	996,362
Federal Grid Co. Unified Energy System PJSC	1,285,220,600	1,578,458
Gazprom PAO ADR	4,533,667	19,501,161
Global Ports Investments PLC GDR(1)(3)	30,769	96,936
Globaltrans Investment PLC GDR(1)(3)	143,453	618,083
Lenta, Ltd. GDR(1)(3)	206,121	1,296,646
Lukoil PJSC ADR	342,927	13,143,254
Magnit PJSC	106,165	16,566,834
Mail.ru Group, Ltd. GDR(1)(3)	271,939	5,904,688
MegaFon PJSC GDR(3)	118,415	1,300,058
MMC Norilsk Nickel PJSC ADR	872,917	11,249,186
Mobile TeleSystems PJSC	3,116,003	11,087,758
Mobile TeleSystems PJSC ADR	101,500	821,135
Moscow Exchange MICEX-RTS PJSC	1,549,210	2,406,497
Mosenergo PAO	12,772,962	261,254
Novatek OAO GDR(3)	63,100	5,657,022
Novolipetsk Steel GDR(3)	130,402	1,628,468
PhosAgro OAO GDR(3)	77,473	1,090,889
PIK Group PJSC(1)	113,450	424,533
PIK Group PJSC GDR(1)(3)	100,000	369,676
Polymetal International PLC	367,589	3,572,290
QIWI PLC ADR	72,100	1,044,729
Rosneft OAO GDR(3)	951,124	4,306,116
Rosseti PJSC(1)	78,782,500	674,639
Rostelecom PJSC	253,968	373,494
Rostelecom PJSC ADR	31,284	279,679
RusHydro PJSC	167,096,952	1,725,681
Sberbank of Russia PJSC	11,759,800	19,193,749
Severstal PAO GDR(3)	353,123	3,730,695
Sistema JSFC	5,094,100	1,331,439
Sistema JSFC GDR(3)	166,806	1,075,928
Surgutneftegas OAO ADR	944,396	5,492,790
Surgutneftegas OAO ADR, PFC Shares	229,600	1,538,320
Surgutneftegas OAO, PFC Shares	4,026,217	2,688,234
Tatneft PAO ADR	179,918	5,705,337
VimpelCom, Ltd. ADR	976,630	4,160,444
VTB Bank PJSC GDR(3)	3,025,174	6,695,866
X5 Retail Group NV GDR(1)(3)	296,727	6,278,603
Yandex NV, Class A(1)	624,100	9,561,212

		$182,668,545

Security	Shares	Value
Slovenia — 0.8%
Cinkarna Celje DD	4,134	$388,835
Gorenje DD	120,554	608,569
KRKA DD	146,474	10,249,943
Luka Koper	34,436	918,543
Petrol	15,934	5,075,615
Sava Reinsurance Co.	58,474	963,736
Telekom Slovenije DD	27,595	2,480,458
Zavarovalnica Triglav DD	64,022	1,963,940

		$22,649,639

South Africa — 6.2%
AECI, Ltd.	108,017	$664,056
African Bank Investments, Ltd.(1)(2)	959,888	0
African Rainbow Minerals, Ltd.	33,300	214,014
Anglo American Platinum, Ltd.(1)	15,100	369,272
AngloGold Ashanti, Ltd.(1)	70,634	977,774
AngloGold Ashanti, Ltd. ADR(1)	79,199	1,084,234
Aspen Pharmacare Holdings, Ltd.	301,772	6,534,356
Assore, Ltd.	24,358	265,274
Astral Foods, Ltd.	26,100	195,926
Aveng, Ltd.(1)	697,596	183,426
AVI, Ltd.	228,000	1,340,679
Barclays Africa Group, Ltd.	203,773	2,058,404
Barloworld, Ltd.	463,800	2,364,401
Bidvest Group, Ltd. (The)	455,103	11,485,007
Clicks Group, Ltd.	218,200	1,437,381
DataTec, Ltd.	305,900	953,064
Discovery, Ltd.	221,254	1,818,874
Exxaro Resources, Ltd.	92,500	449,586
FirstRand, Ltd.	1,633,485	5,334,346
Fortress Income Fund, Ltd.	278,434	675,966
Fortress Income Fund, Ltd., Class A	278,434	295,850
Foschini Group, Ltd. (The)	104,323	998,026
Gold Fields, Ltd.	255,380	1,009,567
Grindrod, Ltd.	350,600	272,894
Growthpoint Properties, Ltd.	942,500	1,568,273
Harmony Gold Mining Co., Ltd.(1)	38,100	136,913
Hosken Consolidated Investments, Ltd.	33,700	256,754
Hyprop Investments, Ltd.	65,400	519,656
Impala Platinum Holdings, Ltd.(1)	133,586	424,102
Imperial Holdings, Ltd.	130,900	1,333,660
Investec, Ltd.	156,600	1,164,551
JSE, Ltd.	45,700	460,648
Kumba Iron Ore, Ltd.(1)	22,200	119,256
Lewis Group, Ltd.	39,800	126,723
Liberty Holdings, Ltd.	67,700	663,075
Life Healthcare Group Holdings, Ltd.	709,548	1,712,612
Massmart Holdings, Ltd.	48,804	418,227
MMI Holdings, Ltd.	554,133	932,038
Mondi, Ltd.	134,531	2,588,782
Montauk Holdings, Ltd.(1)	40,451	38,234
Mr Price Group, Ltd.	188,400	2,261,695
MTN Group, Ltd.	2,099,580	19,174,185
Murray & Roberts Holdings, Ltd.	689,700	588,293
Nampak, Ltd.	677,282	975,016
Naspers, Ltd., Class N	153,976	21,464,216
Nedbank Group, Ltd.	141,600	1,858,120
Netcare, Ltd.	659,100	1,610,552
Northam Platinum, Ltd.(1)	298,659	850,353
Pick’n Pay Holdings, Ltd.	125,270	241,622

Security	Shares	Value
Pick’n Pay Stores, Ltd.	152,660	$725,428
PPC, Ltd.	68,814	56,836
Rand Merchant Investment Holdings, Ltd.	449,000	1,263,531
Redefine Properties, Ltd.	1,959,096	1,584,358
Remgro, Ltd.	299,505	5,070,296
Reunert, Ltd.	401,800	1,884,168
RMB Holdings, Ltd.	520,200	2,154,074
Sanlam, Ltd.	1,154,590	5,349,186
Santam, Ltd.	27,610	439,015
Sappi, Ltd.(1)	593,587	2,625,955
Sasol, Ltd.	446,059	13,236,555
Shoprite Holdings, Ltd.	419,647	4,925,792
Sibanye Gold, Ltd.	1,052,080	4,041,843
SPAR Group, Ltd. (The)	79,260	1,067,826
Standard Bank Group, Ltd.	784,949	7,023,666
Steinhoff International Holdings NV	1,020,600	6,651,757
Sun International, Ltd.	33,860	157,384
Telkom SA SOC, Ltd.	333,000	1,296,685
Tiger Brands, Ltd.	207,487	4,563,880
Tongaat Hulett, Ltd.	25,322	178,881
Truworths International, Ltd.	299,341	1,988,425
Vodacom Group, Ltd.	444,200	4,824,939
Wilson Bayly Holmes-Ovcon, Ltd.	111,180	896,346
Woolworths Holdings, Ltd.	355,542	2,156,660

		$176,633,419

South Korea — 6.3%
AMOREPACIFIC Corp.	10,613	$3,589,008
AMOREPACIFIC Group, Inc.	19,571	2,506,667
BNK Financial Group, Inc.	55,807	473,292
Bukwang Pharmaceutical Co., Ltd.	28,043	700,538
Cell Biotech Co., Ltd.	7,242	400,744
Celltrion, Inc.(1)	40,466	3,882,005
Chabiotech Co., Ltd.(1)	115,772	1,391,884
Cheil Worldwide, Inc.	38,050	566,141
CJ CheilJedang Corp.	3,500	1,064,659
CJ Corp.	7,083	1,211,046
CJ Korea Express Corp.(1)	4,378	727,965
CJ O Shopping Co., Ltd.	1,122	194,288
Coway Co., Ltd.	15,560	1,310,570
Daelim Industrial Co., Ltd.	6,870	546,358
Daesang Corp.	29,700	754,217
Daewoo Engineering & Construction Co., Ltd.(1)	60,100	329,995
Daewoo Industrial Development Co., Ltd.(1)	3,501	3,214
Daewoo Securities Co., Ltd.	58,559	423,624
DGB Financial Group Co., Ltd.	64,880	505,017
Dong-A ST Co., Ltd.	2,658	353,264
Dongbu Insurance Co., Ltd.	9,442	627,971
Doosan Corp.	4,600	355,835
E-MART, Inc.	8,311	1,276,272
Green Cross Corp.	2,863	448,061
GS Engineering & Construction Corp.(1)	35,833	856,617
GS Holdings Corp.	47,154	2,436,469
Hana Financial Group, Inc.	64,225	1,393,476
Hanjin Kal Corp.	8,977	175,516
Hanjin Transportation Co., Ltd.	10,500	364,953
Hankook Tire Co., Ltd.	27,617	1,313,635
Hanmi Pharmaceutical Co., Ltd.	2,253	1,376,840
Hanmi Science Co., Ltd.	22,829	2,970,688
Hanwha Chemical Corp.	65,820	1,438,031
Hanwha Corp.	27,900	866,466

Security	Shares	Value
Hotel Shilla Co., Ltd.	12,750	$742,250
Hyosung Corp.	18,800	2,366,137
Hyundai Department Store Co., Ltd.	5,600	673,704
Hyundai Development Co.- Engineering & Construction	26,580	1,068,814
Hyundai Engineering & Construction Co., Ltd.	26,794	988,180
Hyundai Glovis Co., Ltd.	11,450	1,889,574
Hyundai Heavy Industries Co., Ltd.(1)	2,393	223,064
Hyundai Marine & Fire Insurance Co., Ltd.	14,350	416,818
Hyundai Mobis Co., Ltd.	12,626	2,750,923
Hyundai Motor Co.	33,990	4,536,184
Hyundai Motor Co., Second PFC Shares	3,773	349,709
Hyundai Securities Co., Ltd.	48,800	293,263
Hyundai Steel Co.	49,615	2,410,779
Hyundai Wia Corp.	6,700	615,556
InBody Co., Ltd.	11,574	488,765
Industrial Bank of Korea	71,500	765,928
Kangwon Land, Inc.	36,658	1,310,455
KB Financial Group, Inc.	72,400	2,010,346
KB Financial Group, Inc. ADR	7,488	206,594
KB Insurance Co., Ltd.	23,590	703,047
KCC Corp.	1,710	621,729
Kia Motors Corp.	64,887	2,740,892
KIWOOM Securities Co., Ltd.	8,011	467,934
Korea Electric Power Corp.	262,607	13,756,779
Korea Gas Corp.	15,047	505,277
Korea Investment Holdings Co., Ltd.	10,700	411,583
Korea Zinc Co., Ltd.	5,700	2,402,170
Korean Air Lines Co., Ltd.(1)	18,577	503,126
Korean Reinsurance Co.	52,474	640,503
KT Corp.	87,949	2,284,804
KT&G Corp.	49,980	4,812,575
Kumho Petrochemical Co., Ltd.	4,900	249,990
LG Chem, Ltd.	16,004	4,593,003
LG Corp.	45,183	2,706,871
LG Display Co., Ltd.	33,200	768,615
LG Electronics, Inc.	9,019	486,207
LG Hausys, Ltd.	4,611	558,497
LG Household & Health Care, Ltd.	3,800	3,142,059
LG Life Sciences, Ltd.(1)	28,600	1,682,038
LG Uplus Corp.	278,220	2,688,825
Lotte Chemical Corp.	10,200	3,050,516
LOTTE Fine Chemical Co., Ltd.	10,800	384,583
Lotte Shopping Co., Ltd.	4,500	988,314
LS Corp.	7,030	275,656
LS Industrial Systems Co., Ltd.	4,500	187,640
Macrogen, Inc.(1)	13,950	421,525
Medy-Tox, Inc.	5,201	2,006,442
Mirae Asset Securities Co., Ltd.	20,190	412,614
Naver Corp.	3,131	1,744,812
NCsoft Corp.	5,300	1,175,884
NH Investment & Securities Co., Ltd.	51,222	445,149
Nong Shim Co., Ltd.	1,100	384,977
OCI Co., Ltd.(1)	1,020	94,673
ORION Corp.	1,200	959,874
Osstem Implant Co., Ltd.(1)	12,166	837,607
POSCO	23,524	4,487,389
Posco Daewoo Corp.	10,502	198,460
S-Oil Corp.	24,372	2,089,836
S1 Corp.	10,130	783,662
Samsung C&T Corp.	21,421	2,674,364

Security	Shares	Value
Samsung Card Co., Ltd.	10,660	$351,080
Samsung Electro-Mechanics Co., Ltd.	16,480	847,544
Samsung Electronics Co., Ltd.	11,354	13,029,924
Samsung Fire & Marine Insurance Co., Ltd.	8,763	2,263,188
Samsung Heavy Industries Co., Ltd.(1)	9,500	92,005
Samsung Life Insurance Co., Ltd.	23,664	2,434,450
Samsung SDI Co., Ltd.	7,925	686,129
Samsung Securities Co., Ltd.	14,212	496,736
Seegene, Inc.(1)	19,291	567,236
Shinhan Financial Group Co., Ltd.	102,298	3,600,873
Shinsegae Co., Ltd.	2,179	387,107
SK Chemicals Co., Ltd.	12,100	846,335
SK Holdings Co., Ltd.	6,366	1,242,417
SK Hynix, Inc.	58,370	1,436,933
SK Innovation Co., Ltd.	67,596	10,187,726
SK Telecom Co., Ltd.	33,743	6,114,543
SK Telecom Co., Ltd. ADR	19,826	399,890
ViroMed Co., Ltd.(1)	12,347	1,662,204
Woori Bank	20,809	172,086
Yuhan Corp.	6,770	1,660,368
Zyle Daewoo Motor Sales Corp.(1)	4,895	5,778

		$179,757,422

Sri Lanka — 0.6%
Access Engineering PLC	2,960,807	$421,870
Aitken Spence PLC	867,213	436,614
Ceylon Tobacco Co. PLC	45,991	319,164
Chevron Lubricants Lanka PLC	689,307	1,426,343
Commercial Bank of Ceylon PLC	2,156,785	1,855,457
DFCC Bank PLC	648,984	616,038
Dialog Axiata PLC	15,786,381	1,103,039
Distilleries Co. of Sri Lanka PLC	1,514,334	2,154,585
Hatton National Bank PLC (Non-Voting)	1,062,432	1,456,258
John Keells Holdings PLC	4,660,747	4,757,106
National Development Bank PLC	873,545	1,005,318
Nations Trust Bank PLC	934,186	476,855
Sampath Bank PLC	673,662	1,043,034

		$17,071,681

Taiwan — 6.2%
Acer, Inc.(1)	948,490	$363,771
Advanced Semiconductor Engineering, Inc.	1,298,281	1,503,828
Advantech Co., Ltd.	205,428	1,509,593
Altek Corp.	206,437	177,214
Ambassador Hotel	221,000	182,664
AmTRAN Technology Co., Ltd.	376,765	219,367
Asia Cement Corp.	1,183,967	1,081,775
Asia Optical Co., Inc.(1)	187,913	165,201
Asustek Computer, Inc.	216,174	1,939,809
AU Optronics Corp.	3,013,925	902,793
AU Optronics Corp. ADR	33,754	99,574
Capital Securities Corp.	605,143	165,043
Catcher Technology Co., Ltd.	215,100	1,762,907
Cathay Financial Holding Co., Ltd.	2,111,019	2,525,686
Cathay Real Estate Development Co., Ltd.	660,000	294,197
Chang Hwa Commercial Bank, Ltd.	1,864,579	955,924
Cheng Shin Rubber Industry Co., Ltd.	1,781,251	3,580,304
Cheng Uei Precision Industry Co., Ltd.	149,516	197,776
Chicony Electronics Co., Ltd.	158,924	408,892
China Airlines, Ltd.(1)	940,963	335,936
China Development Financial Holding Corp.	5,090,106	1,359,902

Security	Shares	Value
China Life Insurance Co., Ltd.	945,913	$728,055
China Motor Corp.	1,026,930	736,301
China Petrochemical Development Corp.(1)	1,522,857	383,085
China Steel Corp.	6,433,886	4,474,403
Chipbond Technology Corp.	240,000	387,651
Chong Hong Construction Co., Ltd.	165,761	247,325
Chunghwa Telecom Co., Ltd.	2,476,909	8,428,135
Clevo Co.	206,579	186,409
Compal Electronics, Inc.	1,488,557	934,020
Coretronic Corp.	211,734	216,300
CTBC Financial Holding Co., Ltd.	5,688,216	3,003,744
Delta Electronics, Inc.	434,356	1,914,766
E.Sun Financial Holding Co., Ltd.	2,254,674	1,260,841
Elan Microelectronics Corp.	142,410	170,319
Epistar Corp.	321,439	232,081
Eternal Materials Co., Ltd.	320,232	327,011
EVA Airways Corp.(1)	1,684,216	941,516
Evergreen Marine Corp.	1,171,314	434,734
Everlight Chemical Industrial Corp.	361,004	226,682
Everlight Electronics Co., Ltd.	103,212	171,865
Far Eastern Department Stores, Ltd.	1,496,944	785,781
Far Eastern International Bank	993,739	294,274
Far Eastern New Century Corp.	2,069,313	1,690,002
Far EasTone Telecommunications Co., Ltd.	1,199,364	2,686,182
Faraday Technology Corp.	262,329	341,543
Feng Hsin Steel Co., Ltd.	172,000	224,667
FIH Mobile, Ltd.	1,168,000	522,470
First Financial Holding Co., Ltd.	3,328,566	1,644,013
Formosa Chemicals & Fibre Corp.	1,780,214	4,435,178
Formosa International Hotels Corp.	40,132	241,883
Formosa Petrochemical Corp.	985,153	2,830,629
Formosa Plastics Corp.	2,620,853	6,498,627
Formosa Taffeta Co., Ltd.	545,000	532,775
Formosan Rubber Group, Inc.	450,000	246,665
Foxconn Technology Co., Ltd.	336,853	755,665
Fubon Financial Holding Co., Ltd.	1,538,833	1,960,003
Giant Manufacturing Co., Ltd.	228,093	1,318,239
Gintech Energy Corp.(1)	286,877	227,755
Goldsun Building Materials Co., Ltd.	617,053	180,836
Great Wall Enterprise Co., Ltd.	321,362	207,602
Highwealth Construction Corp.	325,556	475,551
Hiwin Technologies Corp.	181,280	802,074
Hon Hai Precision Industry Co., Ltd.	2,686,942	7,072,722
Hotai Motor Co., Ltd.	98,000	1,077,529
HTC Corp.	246,311	704,405
Hua Nan Financial Holdings Co., Ltd.	2,672,442	1,328,409
Huaku Development Co., Ltd.	187,010	345,746
Innolux Corp.	2,855,987	997,236
Inotera Memories, Inc.(1)	559,619	506,458
Inventec Corp.	1,330,753	842,695
King Yuan Electronics Co., Ltd.	711,274	631,576
Kinsus Interconnect Technology Corp.	166,280	369,250
Largan Precision Co., Ltd.	21,042	1,630,947
LCY Chemical Corp.(1)	253,644	262,296
Lite-On Technology Corp.	747,776	912,204
Macronix International Corp., Ltd.(1)	1,015,868	132,572
MediaTek, Inc.	378,371	2,902,434
Mega Financial Holding Co., Ltd.	3,731,240	2,653,860
Merida Industry Co., Ltd.	435,907	1,928,277
Mitac Holdings Corp.	313,036	248,423

Security	Shares	Value
Nan Kang Rubber Tire Co., Ltd.(1)	889,819	$888,946
Nan Ya Plastics Corp.	3,006,303	6,318,598
Nanya Technology Corp.	311,276	386,031
Novatek Microelectronics Corp., Ltd.	263,479	1,060,618
Oriental Union Chemical Corp.	453,200	286,648
Pegatron Corp.	553,486	1,288,513
Phison Electronics Corp.	43,692	355,675
Pou Chen Corp.	2,168,764	2,762,127
Powertech Technology, Inc.	366,725	831,109
President Chain Store Corp.	619,120	4,508,898
Quanta Computer, Inc.	905,065	1,579,530
Radiant Opto-Electronics Corp.	206,350	399,927
Radium Life Tech Co., Ltd.	342,068	112,122
Realtek Semiconductor Corp.	165,542	455,061
RichTek Technology Corp.	87,497	527,433
Ruentex Development Co., Ltd.	338,533	428,436
Ruentex Industries, Ltd.	1,161,953	1,913,999
Sanyang Motor Co., Ltd.(1)	1,509,000	1,006,661
Shin Kong Financial Holding Co., Ltd.	3,270,375	656,512
Shin Kong Synthetic Fibers Corp.	965,996	272,845
Siliconware Precision Industries Co., Ltd.	613,260	990,480
Simplo Technology Co., Ltd.	123,820	444,317
Sino-American Silicon Products, Inc.	183,259	204,400
SinoPac Financial Holdings Co., Ltd.	3,988,310	1,232,973
Solar Applied Materials Technology Corp.	329,817	193,335
Synnex Technology International Corp.	651,960	671,819
Tainan Spinning Co., Ltd.	1,445,010	607,970
Taishin Financial Holding Co., Ltd.	3,522,983	1,241,471
Taiwan Business Bank(1)	1,852,887	491,168
Taiwan Cement Corp.	1,724,118	1,687,032
Taiwan Cooperative Financial Holding Co., Ltd.	2,311,878	1,034,648
Taiwan Fertilizer Co., Ltd.	436,000	659,676
Taiwan Glass Industry Corp.(1)	252,874	106,040
Taiwan Mobile Co., Ltd.	1,170,052	3,798,654
Taiwan Semiconductor Manufacturing Co., Ltd.	3,595,873	17,935,611
Taiwan Tea Corp.	661,346	304,894
Tatung Co., Ltd.(1)	1,214,645	202,641
Teco Electric & Machinery Co., Ltd.	1,226,000	999,480
Tong Yang Industry Co., Ltd.	379,826	570,151
TPK Holding Co., Ltd.	83,515	181,382
Transcend Information, Inc.	63,886	197,369
Tripod Technology Corp.	152,979	277,470
TSRC Corp.	381,087	322,831
TTY Biopharm Co., Ltd.	307,255	1,059,990
Tung Ho Steel Enterprise Corp.	293,385	178,223
U-Ming Marine Transport Corp.	202,000	160,063
Uni-President Enterprises Corp.	3,855,626	6,770,714
Unimicron Technology Corp.	527,171	255,410
United Microelectronics Corp.	3,348,361	1,375,743
United Microelectronics Corp. ADR	93,397	194,266
Vanguard International Semiconductor Corp.	784,175	1,225,107
Walsin Lihwa Corp.(1)	1,085,980	288,125
Wan Hai Lines, Ltd.	606,375	349,404
Waterland Financial Holdings	1,579,440	391,242
Wintek Corp.(1)(2)	706,482	0
Wistron Corp.	908,693	561,223
WPG Holdings Co., Ltd.	548,136	583,959
Yageo Corp.	212,433	350,840
Yang Ming Marine Transport(1)	1,116,288	297,111
YFY, Inc.	1,451,414	466,852

Security	Shares	Value
Yieh Phui Enterprise	1,004,233	$242,910
Yuanta Financial Holding Co., Ltd.	4,019,729	1,435,294
Yulon Motor Co., Ltd.	1,212,420	1,178,303

		$176,347,132

Thailand — 2.9%
Advanced Info Service PCL(6)	809,800	$4,186,880
Airports of Thailand PCL(6)	346,800	3,959,223
AP Thailand PCL(6)	4,609,660	798,370
Bangkok Bank PCL(6)	198,400	1,014,207
Bangkok Dusit Medical Services PCL(6)	6,953,300	4,619,428
Bangkok Expressway & Metro PCL(1)(6)	7,754,354	1,223,328
Banpu PCL(6)	1,358,000	642,911
BEC World PCL(6)	1,693,300	1,357,281
Berli Jucker PCL(6)	1,150,000	1,185,673
Big C Supercenter PCL(6)	113,000	806,568
Bumrungrad Hospital PCL(6)	676,700	4,074,659
Cal-Comp Electronics (Thailand) PCL(6)	1,957,091	175,784
Central Pattana PCL(6)	538,000	786,001
Charoen Pokphand Foods PCL(6)	2,464,100	1,708,244
CP ALL PCL(6)	2,539,200	3,297,990
Delta Electronics (Thailand) PCL(6)	1,516,370	3,746,636
Electricity Generating PCL(6)	382,000	1,936,569
Glow Energy PCL(6)	803,700	2,099,407
Hana Microelectronics PCL(6)	1,416,900	1,439,540
Home Product Center PCL(6)	1,565,760	366,991
Indorama Ventures PCL(6)	1,721,800	1,114,439
Intouch Holdings PCL(6)	1,520,200	2,752,476
IRPC PCL(6)	9,870,200	1,414,718
Italian-Thai Development PCL(1)(6)	4,014,629	831,616
Kasikornbank PCL(6)	364,900	1,788,856
Kiatnakin Bank PCL(6)	555,000	661,993
Krung Thai Bank PCL(6)	1,610,225	854,992
Land & Houses PCL(6)	896,600	227,553
Major Cineplex Group PCL(6)	1,728,400	1,483,968
Minor International PCL(6)	3,179,761	3,338,116
Precious Shipping PCL(1)(6)	933,750	159,098
PTT Exploration & Production PCL(6)	1,033,716	2,060,911
PTT Global Chemical PCL(6)	1,519,650	2,609,218
PTT PCL(6)	550,700	4,374,411
Quality House PCL(6)	9,121,583	610,604
Ratchaburi Electricity Generating Holding PCL(6)	578,300	833,822
Siam Cement PCL(6)	285,200	3,773,076
Siam City Cement PCL(6)	64,900	567,661
Siam Commercial Bank PCL(6)	439,500	1,758,909
Sino Thai Engineering & Construction PCL(6)	1,387,400	893,844
Thai Airways International PCL(1)(6)	1,290,500	542,010
Thai Beverage PCL	5,055,800	2,680,330
Thai Oil PCL(6)	812,500	1,596,640
Thai Union Group PCL(6)	2,183,692	1,297,072
Thanachart Capital PCL(6)	460,200	493,690
Thoresen Thai Agencies PCL(6)	2,257,887	506,239
TMB Bank PCL(6)	5,321,200	380,830
Total Access Communication PCL(6)	790,500	927,743
TPI Polene PCL(6)	19,506,000	1,495,046
True Corp. PCL(1)(6)	7,733,381	1,669,287
TTCL PCL(6)	254,300	116,999
TTW PCL(6)	4,040,000	1,148,551

		$84,390,408

Security	Shares	Value
Turkey — 3.4%
Akbank TAS	1,569,418	$4,470,309
Akcansa Cimento AS	90,700	462,805
Akenerji Elektrik Uretim AS(1)	524,095	180,596
Aksa Akrilik Kimya Sanayii AS	228,054	844,451
Alarko Holding AS	207,704	261,524
Anadolu Anonim Turk Sigorta Sirketi	368,571	225,064
Anadolu Efes Biracilik ve Malt Sanayii AS	284,148	2,162,292
Arcelik AS	627,359	4,265,515
Asya Katilim Bankasi AS(1)	621,338	159,077
Aygaz AS	177,606	769,067
Bagfas Bandirma Gubre Fabrikalari AS	38,600	198,569
BIM Birlesik Magazalar AS	318,192	6,899,322
Cimsa Cimento Sanayi ve Ticaret AS	116,200	649,014
Coca-Cola Icecek AS	112,100	1,635,031
Dogan Sirketler Grubu Holding AS(1)	2,165,468	414,606
Dogus Otomotiv Servis ve Ticaret AS	140,556	627,957
Eczacibasi Ilac Sanayi ve Ticaret AS	588,300	687,370
Enka Insaat ve Sanayi AS	1,667,575	2,890,928
Eregli Demir ve Celik Fabrikalari TAS	4,238,583	6,380,865
Ford Otomotiv Sanayi AS	189,160	2,493,841
Gubre Fabrikalari TAS	386,800	833,206
Haci Omer Sabanci Holding AS	1,118,249	3,869,070
Ihlas Holding AS(1)	3,341,600	273,007
Is Gayrimenkul Yatirim Ortakligi AS	508,768	328,677
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	3,600,406	1,840,661
KOC Holding AS	1,097,419	5,574,274
Koza Altin Isletmeleri AS	122,800	787,518
Net Holding AS(1)	282,129	308,368
Petkim Petrokimya Holding AS(1)	1,788,061	2,532,534
Sekerbank TAS(1)	673,641	382,884
Selcuk Ecza Deposu Ticaret ve Sanayi AS	243,000	221,021
TAV Havalimanlari Holding AS	212,009	1,265,272
Tekfen Holding AS	409,091	790,675
Tofas Turk Otomobil Fabrikasi AS	299,386	2,428,509
Trakya Cam Sanayii AS	647,826	475,913
Tupras-Turkiye Petrol Rafinerileri AS(1)	290,241	8,174,833
Turcas Petrol AS	420,874	218,195
Turk Hava Yollari AO(1)	748,507	2,070,805
Turk Sise ve Cam Fabrikalari AS	1,592,838	2,070,064
Turk Telekomunikasyon AS	1,057,800	2,507,652
Turkcell Iletisim Hizmetleri AS	1,653,794	6,948,981
Turkcell Iletisim Hizmetleri AS ADR	38,494	404,572
Turkiye Garanti Bankasi AS	1,812,125	5,301,745
Turkiye Halk Bankasi AS	536,500	1,995,107
Turkiye Is Bankasi, Class B	1,244,619	2,059,955
Turkiye Sinai Kalkinma Bankasi AS	1,467,765	859,602
Turkiye Vakiflar Bankasi TAO, Class D	1,021,671	1,708,946
Ulker Biskuvi Sanayi AS	204,629	1,517,430
Vestel Elektronik Sanayi ve Ticaret AS(1)	573,007	1,193,756
Yapi ve Kredi Bankasi AS(1)	827,536	1,220,085
Yazicilar Holding AS	107,100	502,624

		$97,344,144

Ukraine — 0.3%
Astarta Holding NV(1)	105,037	$1,064,408
Avangardco Investments Public, Ltd. GDR(1)(3)	56,788	56,570
Ferrexpo PLC	2,134,232	852,319
Kernel Holding SA	346,913	4,954,988
MHP SA GDR(3)	337,415	2,874,383

		$9,802,668

Security	Shares	Value
United Arab Emirates — 1.5%
Abu Dhabi Commercial Bank PJSC	2,035,444	$3,711,030
Abu Dhabi National Hotels	832,200	662,724
Agthia Group PJSC	623,000	1,300,110
Air Arabia PJSC	6,041,100	2,023,581
Ajman Bank PJSC(1)	632,940	364,945
Al Waha Capital PJSC	1,401,285	808,983
Aldar Properties PJSC	3,816,500	2,855,919
Arabtec Holding PJSC(1)	7,431,105	3,311,997
Dana Gas PJSC(1)	3,612,782	511,682
DP World, Ltd.	416,236	7,817,875
Dubai Financial Market PJSC	1,713,500	634,223
Dubai Investments PJSC	1,313,593	771,725
Dubai Islamic Bank PJSC	1,037,500	1,674,691
Emaar Properties PJSC	3,506,022	5,747,572
First Gulf Bank PJSC	1,231,388	3,939,235
National Bank of Abu Dhabi PJSC	1,606,429	3,823,828
National Bank of Ras Al-Khaimah PSC (The)	62,608	102,273
National Central Cooling Co. (Tabreed)	1,050,547	342,795
Ras Al Khaimah Properties PJSC	1,262,100	196,057
Ras Al Khaimah White Cement	732,778	265,340
Union National Bank PJSC	1,180,087	1,184,627

		$42,051,212

Vietnam — 0.7%
Bank for Foreign Trade of Vietnam JSC	1,013,311	$1,865,571
Bao Viet Holdings	371,340	835,306
Danang Rubber JSC	356,213	711,368
Development Investment Construction Corp.(1)	545,751	176,365
FPT Corp.	2	4
Gemadept Corp.	648,433	1,134,598
HAGL JSC(1)	1,153,680	403,740
Hoa Phat Group JSC	1,459,005	1,932,311
KIDO Group Corp.	387,216	408,379
Kim Long Securities Corp.	1,311,300	458,945
Kinh Bac City Development Share Holding Corp.(1)	590,200	336,389
Masan Group Corp.(1)	456,400	1,464,927
PetroVietnam Construction JSC(1)	870,460	105,496
PetroVietnam Drilling & Well Services JSC	749,107	797,129
PetroVietnam Fertilizer & Chemical JSC	342,540	443,891
PetroVietnam Gas JSC	69,600	128,041
Pha Lai Thermal Power JSC	754,210	636,287
Refrigeration Electrical Engineering Corp.	211,990	231,968
Song Da Urban & Industrial Zone Investment and Development JSC(1)	339,950	294,543
Tan Tao Investment & Industry JSC(1)	1,048,757	225,995
Vietnam Construction and Import-Export JSC	459,600	210,459
Vietnam Dairy Products JSC	537,900	3,236,621
Vietnam Joint Stock Commercial Bank for Industry and Trade	1,081,023	795,639
Vingroup JSC(1)	1,739,114	3,682,368
Vinh Son - Song Hinh Hydropower JSC	750,120	538,613

		$21,054,953

Total Common Stocks (identified cost $2,715,642,135)		$2,827,205,982

Equity-Linked Securities(5)(7) — 0.6%

Security	Maturity Date	Shares	Value
Saudi Arabia — 0.6%
Abdullah Al Othaim Markets	7/31/17	14,400	$329,751
Al Rajhi Bank	1/22/18	126,533	1,750,325
Al Tayyar	3/5/18	43,582	410,821
Alinma Bank	1/22/18	182,900	627,942
Almarai Co.	7/31/17	42,670	783,684
Arab National Bank	5/12/17	96,000	492,149
Bank Albilad	3/5/18	32,125	199,170
Banque Saudi Fransi	1/22/18	65,833	444,142
Company for Cooperative Insurance (The)	7/31/17	21,600	465,828
Dar Al Arkan Real Estate Development	7/20/18	70,500	99,165
Etihad Etisalat Co.	11/20/17	119,020	937,854
Fawaz Abdulaziz Alhokair Co.	3/20/17	53,700	590,684
Fitaihi Holding Group	9/14/18	57,200	219,262
Jarir Marketing Co.	1/22/18	17,100	515,836
Mobile Telecommunications Co.	4/30/18	47,949	110,918
National Industrialization Co.	10/31/16	117,783	286,601
Rabigh Refining and Petrochemicals Co.	7/24/17	84,000	235,755
Riyad Bank	11/20/17	137,000	411,904
Sahara Petrochemical Co.	9/14/18	101,700	232,547
Samba Financial Group	6/29/17	89,776	487,771
Saudi Airlines Catering Co.	5/28/18	14,700	406,689
Saudi Arabian Fertilizer Co.	7/31/17	24,333	430,683
Saudi Arabian Mining Co.	4/30/18	45,000	340,191
Saudi Basic Industries Corp.	1/22/18	91,400	1,830,998
Saudi British Bank	1/22/18	95,300	573,058
Saudi Cable Co.	7/20/18	56,000	104,157
Saudi Cement Co.	7/20/18	20,250	331,416
Saudi Ceramic Co.	3/5/18	12,000	121,757
Saudi Chemical Co.	4/23/18	11,900	148,984
Saudi Electricity Co.	1/22/18	167,000	709,174
Saudi Industrial Investment Group	10/9/17	49,800	161,681
Saudi International Petrochemicals Co.	1/22/18	67,870	238,444
Saudi Kayan Petrochemical Co.	1/22/18	145,500	196,905
Saudi Pharmaceutical Industries and Medical Appliances Corp.	2/12/18	50,599	432,439
Saudi Telecom Co.	4/23/18	86,900	1,480,159
Savola Group	2/6/17	93,100	1,027,796
Yamamah Saudi Cement Co. Ltd.	1/22/18	23,300	173,658
Yanbu National Petrochemical Co.	7/31/17	29,100	302,244

Total Equity-Linked Securities (identified cost $27,682,693)			$18,642,542

Rights(1) — 0.0%(4)

Security		Shares	Value
Banco de Credito e Inversiones, Exp. 4/19/16		5,752	$12,222
Flour Mills of Nigeria PLC		781,206	0
Qatar Insurance Co., Exp. 5/1/16		13,392	114,007
Usinas Siderurgicas de Minas Gerais SA, Exp. 4/20/16		11,646	1,458

Total Rights (identified cost $0)			$127,687

Warrants(1) — 0.0%(4)

Security	Shares	Value
WCT Holdings Bhd, Exp. 8/27/20, Strike MYR 2.08	164,118	$8,623

Total Warrants (identified cost $0)		$8,623

Short-Term Investments — 0.2%

Description	Principal Amount (000’s omitted)	Value
State Street Bank and Trust Euro Time Deposit, 0.01%, 4/1/16	$4,661	$4,660,680

Total Short-Term Investments (identified cost $4,660,680)		$4,660,680

Total Investments — 99.5% (identified cost $2,747,985,508)		$2,850,645,514

Other Assets, Less Liabilities — 0.5%		$13,799,494

Net Assets — 100.0%		$2,864,445,008

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(3)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At March 31, 2016, the aggregate value of these securities is $57,338,308 or 2.0% of the Fund’s net assets.

(4)	Amount is less than 0.05%.

(5)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2016, the aggregate value of these securities is $19,725,112 or 0.7% of the Fund’s net assets.

(6)	Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.

(7)	Security whose performance, including redemption at maturity, is linked to the price of the underlying equity security. The investment is subject to credit risk of the issuing financial institution (HSBC Bank plc) in addition to the market risk of the underlying security.

Currency Concentration of Portfolio

Currency	Percentage of Net Assets	Value
United States Dollar	10.3%	$296,536,007
Hong Kong Dollar	7.3	209,111,754
South Korean Won	6.2	179,150,938
Mexican Peso	6.2	176,695,591
New Taiwan Dollar	6.1	175,530,822
South African Rand	5.9	168,897,428
Indian Rupee	5.3	150,719,547
Brazilian Real	5.3	150,534,165
New Turkish Lira	3.4	96,939,572
Polish Zloty	3.3	94,153,889

Currency	Percentage of Net Assets	Value
Indonesian Rupiah	3.1%	$89,249,191
Malaysian Ringgit	3.0	87,008,381
Philippine Peso	3.0	86,410,356
Thai Baht	2.8	81,710,078
Euro	2.6	74,271,433
Chilean Peso	2.3	66,634,712
Hungarian Forint	1.9	55,001,593
Kuwaiti Dinar	1.9	53,342,864
Russian Ruble	1.8	52,456,802
United Arab Emirates Dirham	1.5	41,889,756
Qatari Riyal	1.4	39,216,826
Colombian Peso	1.4	38,886,322
Egyptian Pound	1.3	37,763,373
Czech Koruna	1.3	37,046,773
Other currency, less than 1% each	10.9	311,487,341

Total Investments	99.5%	$2,850,645,514

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	22.4%	$642,549,351
Materials	10.5	301,608,951
Consumer Staples	10.4	298,156,260
Telecommunication Services	10.2	290,938,186
Industrials	9.8	281,236,124
Energy	9.7	276,977,509
Consumer Discretionary	9.6	276,129,426
Information Technology	6.7	193,231,299
Utilities	5.9	167,520,235
Health Care	4.1	117,637,493
Short-Term Investments	0.2	4,660,680

Total Investments	99.5%	$2,850,645,514

Abbreviations:

ADR	-	American Depositary Receipt

BDR	-	Brazilian Depositary Receipt

GDR	-	Global Depositary Receipt

PCL	-	Public Company Ltd.

PDR	-	Philippine Deposit Receipt

PFC Shares	-	Preference Shares

Currency Abbreviations:

MYR	-	Malaysian Ringgit

The Fund did not have any open financial instruments at March 31, 2016.

The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$2,780,023,520

Gross unrealized appreciation	$669,349,076
Gross unrealized depreciation	(598,727,082)

Net unrealized appreciation	$70,621,994

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2016, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total
Common Stocks
Asia/Pacific	$26,672,997	$1,161,076,808		$1,034,966	$1,188,784,771
Emerging Europe	24,231,078	563,756,798		0	587,987,876
Latin America	549,378,222	—		—	549,378,222
Middle East/Africa	2,012,298	499,042,815		0	501,055,113
Total Common Stocks	$602,294,595	$2,223,876,421	**	$1,034,966	$2,827,205,982
Equity-Linked Securities	$—	$18,642,542		$—	$18,642,542
Rights	127,687	—		—	127,687
Warrants	8,623	—		—	8,623
Short-Term Investments	—	4,660,680		—	4,660,680
Total Investments	$602,430,905	$2,247,179,643		$1,034,966	$2,850,645,514

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended March 31, 2016 is not presented. At March 31, 2016, the value of investments transferred between Level 1 and Level 2 during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Series Trust II

By:	/s/ Michael W. Weilheimer
Michael W. Weilheimer
President

Date:	May 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael W. Weilheimer
Michael W. Weilheimer
President

Date:	May 23, 2016

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	May 23, 2016